(AHA LOGO)

                                 AHA INVESTMENT
                                  FUNDS, INC.

                  o    AHA LIMITED MATURITY FIXED INCOME FUND
                  o    AHA FULL MATURITY FIXED INCOME FUND
                  o    AHA BALANCED FUND
                  o    AHA DIVERSIFIED EQUITY FUND

                               SEMI-ANNUAL REPORT

                               DECEMBER 31, 2001

                                WWW.AHAFUNDS.ORG

AHA INVESTMENT FUNDS, INC.
SHAREHOLDER LETTER
February 28, 2002

Dear Shareholders,

We, as a nation and as investors, have faced as challenging a year as our country has witnessed for a long time. A sense of cautious anticipation filled both our nation and the securities markets. Yet through it all, we emerged stronger and more focused.

We at the AHA Investment Funds believe the same is true for our Funds. We believe the AHA Investment Funds have emerged stronger, more dedicated and more focused than ever. We have expanded our fund offerings, and have a dedicated plan that aggressively seeks to add to our shareholder base while maintaining the service level you are accustomed to receiving. Our focus is on finding the best investment managers who will deliver the best investment results to our shareholders.

In 2001, the Fund's disciplined "manager-of-managers" investment approach provided results of which we are very proud. The conservative diversified approach has helped us to avoid a number of well-publicized investment issues. Further, the tobacco-free investing guidelines remain a cornerstone of the overall investment strategy.

A number of key initiatives have been implemented in the AHA Funds. We believe these initiatives provide us with a foundation to deliver additional benefits to our shareholders:

      - Increasing the awareness of the AHA Investment Funds through a targeted marketing campaign.

      - Expanding the Funds' line up, thereby providing a more diverse offering to our shareholders. The Funds now offer seven different portfolios; the new additions are a US Growth Equity Portfolio, International Core Equity Portfolio, and a US Government Money Market Portfolio.

      - Introducing new share classes providing a broader base of institutional healthcare investors access to the Fund complex. Specifically, we provide non-profit healthcare organizations the opportunity to add the AHA Investment Funds to their Defined Contribution plans.

Despite all the changes we have implemented, one thing has held constant. You, our shareholders, will continue to remain our top priority. Our goal has been, and will continue to be, to provide our shareholders with the information that you need, to listen to you and to act in your best interest.

We look forward to an outstanding year in 2002.

Thank you,

/s/Douglas Peabody

Douglas Peabody
President
AHA Investments Funds

Mutual fund investing involves risks, including possible loss of principal. This material must be preceded or accompanied by a current prospectus. Read it carefully before you invest or send money.

Quasar Distributors, LLC, distributor. (02/02)

AHA INVESTMENT FUNDS, INC. - FEEDER FUNDS
STATEMENT OF ASSETS & LIABILITIES
December 31, 2001 (Unaudited)

                                                           AHA LIMITED           AHA FULL
                                                          MATURITY FIXED      MATURITY FIXED     AHA BALANCED      AHA DIVERSIFIED
                                                          INCOME FUND -       INCOME FUND -         FUND -          EQUITY FUND -
                                                          CLASS I SHARES      CLASS I SHARES    CLASS I SHARES     CLASS I SHARES
                                                          --------------      --------------    --------------     --------------
ASSETS:
  Investments in the Master Portfolios, at value*<F1>      $69,370,200         $35,753,291        $22,773,525        $92,526,302
  Receivable from Advisor                                           --              10,955             10,613                 --
  Prepaid expenses and other assets                             33,516              46,750             37,602             38,705
                                                           -----------         -----------        -----------        -----------
          Total assets                                      69,403,716          35,810,996         22,821,740         92,565,007
                                                           -----------         -----------        -----------        -----------

LIABILITIES:
  Dividends payable                                            204,758             124,122                 --                 --
  Accrued expenses and other liabilities                        19,792              12,748             10,838             13,659
                                                           -----------         -----------        -----------        -----------
          Total liabilities                                    224,550             136,870             10,838             13,659
                                                           -----------         -----------        -----------        -----------
          Net assets                                       $69,179,166         $35,674,126        $22,810,902        $92,551,348
                                                           -----------         -----------        -----------        -----------
                                                           -----------         -----------        -----------        -----------

NET ASSETS CONSIST OF:
  Paid in capital                                          $70,117,944         $36,112,258        $23,093,758        $90,576,812
  Accumulated undistributed net investment income                   --                  --             79,827            170,816
  Accumulated undistributed net realized loss on
    investments sold, option contracts expired or
    closed, and futures contracts closed                    (1,929,632)         (1,117,750)        (1,070,921)        (2,007,400)
  Net unrealized appreciation (depreciation) on:
          Investments                                          990,854             703,870            706,719          3,811,120
          Futures contracts                                         --             (24,252)             1,519                 --
                                                           -----------         -----------        -----------        -----------
          Net assets                                       $69,179,166         $35,674,126        $22,810,902        $92,551,348
                                                           -----------         -----------        -----------        -----------
                                                           -----------         -----------        -----------        -----------

  Shares outstanding (700,000,000 shares
    authorized, $0.01 par value)                             6,528,663           3,479,271          2,672,344          6,407,875

  Net Asset Value, Redemption Price and
    Offering Price per share                               $     10.60         $     10.25        $      8.54        $     14.44
                                                           -----------         -----------        -----------        -----------
                                                           -----------         -----------        -----------        -----------

*<F1> Each Feeder Fund invests its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the schedule of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC. - FEEDER FUNDS
STATEMENT OF OPERATIONS
For the Period Ended December 31, 2001 (Unaudited)

                                                                     AHA LIMITED                AHA FULL
                                                                    MATURITY FIXED           MATURITY FIXED
                                                                    INCOME FUND -            INCOME FUND -
                                                                    CLASS I SHARES           CLASS I SHARES
                                                                    --------------           --------------
INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS*<F2>:
   Dividends                                                          $       --               $       --
   Interest                                                            1,471,733                1,110,483
                                                                      ----------               ----------
          Total Investment Income                                      1,471,733                1,110,483
                                                                      ----------               ----------

EXPENSES:
   Expenses allocated from Master Portfolios                              81,779                   55,543
   Transfer agent fees and expenses                                        6,578                    6,097
   Administration fee                                                      3,355                    3,355
   Reports to shareholders                                                 6,343                    6,517
   Registration fees                                                       2,440                    2,440
   Legal fees                                                             13,977                   12,886
   Audit fees                                                              3,927                    3,977
   Custodian fees and expenses                                             3,446                    9,306
   Directors' fees and expenses                                            2,379                    2,445
   Fund accounting fees                                                   15,087                   17,983
   Other expenses                                                          5,058                    3,665
                                                                      ----------               ----------
          Total expenses                                                 144,369                  124,214
   Less, expense reimbursement                                                --                  (21,777)
                                                                      ----------               ----------
          Net expenses                                                   144,369                  102,437
                                                                      ----------               ----------
NET INVESTMENT INCOME                                                  1,327,364                1,008,046
                                                                      ----------               ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  ALLOCATED FROM MASTER PORTFOLIOS:
Realized gain (loss) on:
   Investments sold                                                      616,157                  315,768
   Option contracts expired or closed                                         --                   27,454
   Futures contracts closed                                                   --                  (78,715)
                                                                      ----------               ----------
   Net realized gain                                                     616,157                  264,507

Change in unrealized appreciation (depreciation) on:
   Investments                                                            19,788                  385,954
   Written options                                                            --                   (5,750)
   Futures contracts                                                          --                  (29,520)
                                                                      ----------               ----------
   Net unrealized gain                                                    19,788                  350,684
                                                                      ----------               ----------
NET GAIN ON INVESTMENTS                                                  635,945                  615,191
                                                                      ----------               ----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                           $1,963,309               $1,623,237
                                                                      ----------               ----------
                                                                      ----------               ----------

*<F2>  Income allocated from Master Portfolios includes income before entry into a master-feeder fund structure of
          Dividends:                                                  $       --               $       --
                                                                      ----------               ----------
                                                                      ----------               ----------
          Interest:                                                   $  925,702               $  764,248
                                                                      ----------               ----------
                                                                      ----------               ----------

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC. - FEEDER FUNDS
STATEMENT OF OPERATIONS
For the Period Ended December 31, 2001 (Unaudited)

                                                                     AHA BALANCED           AHA DIVERSIFIED
                                                                        FUND -               EQUITY FUND -
                                                                    CLASS I SHARES           CLASS I SHARES
                                                                    --------------           --------------
INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS*<F4>:
   Dividends +<F3>                                                    $ 111,403               $   646,929
   Interest                                                             186,800                    33,035
                                                                      ---------               -----------
          Total Investment Income                                       298,203                   679,964
                                                                      ---------               -----------

EXPENSES:
   Expenses allocated from Master Portfolios                             50,237                   136,624
   Transfer agent fees and expenses                                       5,183                     5,894
   Administration fee                                                     3,355                     3,355
   Reports to shareholders                                                5,529                     6,294
   Registration fees                                                      2,440                     2,440
   Legal fees                                                             8,432                    12,254
   Audit fees                                                             3,379                     3,878
   Custodian fees and expenses                                           11,295                    11,433
   Directors' fees and expenses                                           2,070                     2,324
   Fund accounting fees                                                  12,185                    13,434
   Other expenses                                                         2,142                     8,017
                                                                      ---------               -----------
          Total expenses                                                106,247                   205,947
Less, expense reimbursement                                             (21,408)                       --
                                                                      ---------               -----------
          Net expenses                                                   84,839                   205,947
                                                                      ---------               -----------
NET INVESTMENT INCOME                                                   213,364                   474,017
                                                                      ---------               -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  ALLOCATED FROM MASTER PORTFOLIOS:
Realized gain (loss) on:
   Investments sold                                                    (336,778)               (2,114,351)
   Option contracts expired or closed                                     5,332                        --
   Futures contracts closed                                             (38,861)                       --
                                                                      ---------               -----------
   Net realized loss                                                   (370,307)               (2,114,351)

Change in unrealized appreciation (depreciation) on:
   Investments                                                         (197,214)               (1,561,035)
   Written options                                                       (4,585)                       --
   Futures contracts                                                     (6,314)                       --
                                                                      ---------               -----------
   Net unrealized loss                                                 (208,113)               (1,561,035)
                                                                      ---------               -----------
NET LOSS ON INVESTMENTS                                                (578,420)               (3,675,386)
                                                                      ---------               -----------
NET DECREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                           $(365,056)              $(3,201,369)
                                                                      ---------               -----------
                                                                      ---------               -----------
+<F3>  Net of Foreign Taxes Withheld of:                              $   2,249               $     9,218
                                                                      ---------               -----------
                                                                      ---------               -----------

*<F4>  Income allocated from Master Portfolios includes income before entry into a master-feeder fund structure of
          Dividends:                                                  $  73,131               $   419,932
                                                                      ---------               -----------
                                                                      ---------               -----------
          Interest:                                                   $ 127,369               $    18,432
                                                                      ---------               -----------
                                                                      ---------               -----------

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC. - FEEDER FUNDS
STATEMENT OF CHANGES IN NET ASSETS

                                                    AHA LIMITED              AHA                AHA FULL               AHA
                                                  MATURITY FIXED      LIMITED MATURITY       MATURITY FIXED       FULL MATURITY
                                                   INCOME FUND -        FIXED INCOME         INCOME FUND -         FIXED INCOME
                                                  CLASS I SHARES          PORTFOLIO          CLASS I SHARES         PORTFOLIO
                                               FOR THE PERIOD ENDED  FOR THE YEAR ENDED   FOR THE PERIOD ENDED  FOR THE YEAR ENDED
                                                 DECEMBER 31, 2001      JUNE 30, 2001      DECEMBER 31, 2001      JUNE 30, 2001
                                               --------------------  ------------------   --------------------  ------------------
                                                    (UNAUDITED)                               (UNAUDITED)
OPERATIONS:
   Net investment income                           $ 1,327,364           $ 3,900,752          $ 1,008,046          $ 3,520,897
   Net realized gain (loss) on:
       Investments sold                                616,157               580,337              315,768              569,302(1)
                                                                                                                              <F6>
       Option contracts expired or closed                   --                    --               27,454                   --
       Futures contracts closed                             --                    --              (78,715)                  --
   Net change in unrealized
     appreciation (depreciation) on:
       Investments                                      19,788             1,327,187              385,954            1,749,253(2)
                                                                                                                              <F7>
       Written options                                      --                    --               (5,750)                  --
       Futures contracts                                    --                    --              (29,520)                  --
                                                   -----------           -----------          -----------          -----------
       Net increase in net assets
         resulting from operations                   1,963,309             5,808,276            1,623,237            5,839,452
                                                   -----------           -----------          -----------          -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income                            (1,327,364)           (3,900,752)          (1,008,046)          (3,520,897)
   Net realized gain on securities transactions             --                    --                   --                   --
                                                   -----------           -----------          -----------          -----------
       Total dividends and distributions            (1,327,364)           (3,900,752)          (1,008,046)          (3,520,897)
                                                   -----------           -----------          -----------          -----------

FUND SHARE TRANSACTIONS:
   Net proceeds from shares sold                    31,582,217             1,423,590              556,471            1,150,038
   Reinvestment of distributions                     1,107,773             3,890,314              882,612            3,428,039
   Cost of shares redeemed                         (15,222,286)          (41,959,090)          (4,919,742)         (46,545,306)
                                                   -----------           -----------          -----------          -----------
       Net increase (decrease) in net assets
         from capital share contributions           17,467,704           (36,645,186)          (3,480,659)         (41,967,229)
                                                   -----------           -----------          -----------          -----------
Total increase (decrease) in net assets             18,103,649           (34,737,662)          (2,865,468)         (39,648,674)

Net Assets:
   Beginning of period                              51,075,517            85,813,179           38,539,594           78,188,268
                                                   -----------           -----------          -----------          -----------
   End of period*<F5>                              $69,179,166           $51,075,517          $35,674,126          $38,539,594
                                                   -----------           -----------          -----------          -----------
                                                   -----------           -----------          -----------          -----------
*<F5>  Including undistributed net
         investment income of:                     $        --           $        --          $        --          $        --
                                                   -----------           -----------          -----------          -----------
                                                   -----------           -----------          -----------          -----------

CHANGES IN SHARES OUTSTANDING:
   Shares sold                                       2,969,802               138,102               54,231              115,024
   Shares issued in connection with payment
     of dividends and distributions                    104,679               381,543               85,011              345,825
   Shares redeemed                                  (1,442,861)           (4,106,938)            (476,572)          (4,724,557)
                                                   -----------           -----------          -----------          -----------
       Net increase (decrease) in
         shares outstanding                          1,631,620            (3,587,293)            (337,330)          (4,263,708)
                                                   -----------           -----------          -----------          -----------
                                                   -----------           -----------          -----------          -----------

(1)<F6> Includes net realized gain on investments sold, option contracts expired or closed and futures contracts closed
(2)<F7> Includes change in unrealized appreciation (depreciation) on investments, written options and futures contracts

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC. - FEEDER FUNDS
STATEMENT OF CHANGES IN NET ASSETS

                                                                                            AHA DIVERSIFIED            AHA
                                                AHA BALANCED FUND -          AHA             EQUITY FUND -      DIVERSIFIED EQUITY
                                                  CLASS I SHARES     BALANCED PORTFOLIO      CLASS I SHARES         PORTFOLIO
                                               FOR THE PERIOD ENDED  FOR THE YEAR ENDED   FOR THE PERIOD ENDED  FOR THE YEAR ENDED
                                                 DECEMBER 31, 2001      JUNE 30, 2001      DECEMBER 31, 2001      JUNE 30, 2001
                                               --------------------  ------------------   --------------------  ------------------
                                                    (UNAUDITED)                               (UNAUDITED)
OPERATIONS:
   Net investment income                           $   213,364           $   878,760          $   474,017         $  1,424,818
   Net realized gain (loss) on:
          Investments sold                            (336,778)            3,861,353(1)        (2,114,351)          12,613,723
                                                                                    <F9>
          Option contracts expired or closed             5,332                    --                   --                   --
          Futures contracts closed                     (38,861)                   --                   --                   --
   Net change in unrealized
     appreciation (depreciation) on:
          Investments                                 (197,214)           (1,626,577)(2)       (1,561,035)         (10,701,080)
                                                                                     <F10>
          Written options                               (4,585)                   --                   --                   --
          Futures contracts                             (6,314)                   --                   --                   --
                                                   -----------           -----------          -----------         ------------
          Net increase (decrease) in net assets
            resulting from operations                 (365,056)            3,113,536           (3,201,369)           3,337,461
                                                   -----------           -----------          -----------         ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income                              (148,730)             (918,011)            (325,871)          (1,451,483)
   Net realized gain on securities transactions     (1,082,957)           (6,418,632)          (4,876,329)         (20,955,046)
                                                   -----------           -----------          -----------         ------------
          Total dividends and distributions         (1,231,687)           (7,336,643)          (5,202,200)         (22,406,529)
                                                   -----------           -----------          -----------         ------------

FUND SHARE TRANSACTIONS:
   Net proceeds from shares sold                            --                    --            7,402,654            5,626,330
   Reinvestment of distributions                     1,031,583             7,336,643            4,961,821           22,406,529
   Cost of shares redeemed                            (214,728)          (28,458,702)          (3,462,287)         (48,696,948)
                                                   -----------           -----------          -----------         ------------
          Net increase (decrease) in net assets
            from capital share contributions           816,855           (21,122,059)           8,902,188          (20,664,089)
                                                   -----------           -----------          -----------         ------------
Total increase (decrease) in net assets               (779,888)          (25,345,166)             498,619          (39,733,157)

NET ASSETS:
   Beginning of period                              23,590,790            48,935,956           92,052,729          131,785,886
                                                   -----------           -----------          -----------         ------------
   End of period*<F8>                              $22,810,902           $23,590,790          $92,551,348         $ 92,052,729
                                                   -----------           -----------          -----------         ------------
                                                   -----------           -----------          -----------         ------------
*<F8>  Including undistributed net
         investment income of:                     $    79,827           $    15,193          $   170,815         $     22,670
                                                   -----------           -----------          -----------         ------------
                                                   -----------           -----------          -----------         ------------

CHANGES IN SHARES OUTSTANDING:
   Shares sold                                              --                    --              505,705              306,142
   Shares issued in connection with payment
     of dividends and distributions                    123,094               821,120              348,806            1,477,476
   Shares redeemed                                     (24,232)           (2,180,712)            (234,418)          (2,260,046)
                                                   -----------           -----------          -----------         ------------
          Net increase (decrease)
            in shares outstanding                       98,862            (1,359,592)             620,093             (476,428)
                                                   -----------           -----------          -----------         ------------
                                                   -----------           -----------          -----------         ------------

(1)<F9> Includes net realized gain on investments sold, option contracts expired or closed and futures contracts closed
(2)<F10> Includes change in unrealized appreciation (depreciation) on investments, written options and futures contracts

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC. - FEEDER FUNDS
FINANCIAL HIGHLIGHTS

                                                             AHA LIMITED MATURITY FIXED INCOME FUND - CLASS I SHARES

                                                                                      FOR THE YEAR ENDED JUNE 30,
                                                                        --------------------------------------------------------
                                                  SIX MONTHS ENDED
                                                  DECEMBER 31, 2001      2001        2000         1999        1998         1997
                                                  -----------------     ------      ------       ------      ------       ------
                                                     (UNAUDITED)
PER SHARE DATA(1)<F11>:
   Net Asset Value
     Beginning of Period                               $10.43           $10.11      $10.20       $10.22      $10.16       $10.12
                                                       ------           ------      ------       ------      ------       ------

   Income from Investment Operations:
       Net investment income                             0.25             0.63        0.58         0.53        0.60         0.61
       Net realized and unrealized
         gain (loss) on investments                      0.17             0.32       (0.09)       (0.02)       0.06         0.04
                                                       ------           ------      ------       ------      ------       ------
           Total gain from
             investment operations                       0.42             0.95        0.49         0.51        0.66         0.65
                                                       ------           ------      ------       ------      ------       ------

   Less Distributions:
       From net investment income                       (0.25)           (0.63)      (0.58)       (0.53)      (0.60)       (0.61)
       From realized gains                                 --               --          --           --          --           --
                                                       ------           ------      ------       ------      ------       ------
           Total distributions                          (0.25)           (0.63)      (0.58)       (0.53)      (0.60)       (0.61)
                                                       ------           ------      ------       ------      ------       ------
   Net Asset Value, end of period                      $10.60           $10.43      $10.11       $10.20      $10.22       $10.16
                                                       ------           ------      ------       ------      ------       ------
                                                       ------           ------      ------       ------      ------       ------

   Total Return on Net Asset Value(2)<F12>               3.83%(5)<F15>    9.17%       4.37%        4.59%       6.11%        6.03%

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000's)                  $69,179          $51,076     $85,813     $104,675    $129,717     $141,023
   Ratio of net operating expenses
     to average net assets(3)<F13>(4)<F14>               0.50%(6)<F16>    0.24%       0.14%        0.12%       0.12%        0.12%
   Program Service Fee(4)<F14>                           0.30%(6)<F16>    0.50%       0.50%        0.50%       0.50%        0.50%
   Ratio of investment income
     to average net assets(3)<F13>                       4.62%(6)<F16>    6.50%       5.86%        5.30%       5.92%        6.04%
   Portfolio turnover rate                              60.24%(7)<F17>  189.31%     161.89%      176.78%     144.97%      121.70%

(1)<F11> Information presented relates to a share of capital stock outstanding for the entire period.
(2)<F12> Total Return on Net Asset Value is net of the service fee for the period July 1, 2001 through October 31, 2001, and for the fiscal years ended 2001, 2000, 1999, 1998 and 1997. Beginning November 1, 2001 the management fee is included in the calculation of the Fund's net asset value.
(3)<F13> Ratios include all management fees and expenses except for the program services fee.
(4)<F14> Program Service Fee discontinued as of October 31, 2001. Effective November 1, 2001, the Advisor expense ratio is included as a general operating expense of the Fund.
(5)<F15>   Not annualized.
(6)<F16>   Annualized.
(7)<F17> Rate listed represents the portfolio turnover rate from July 1, 2001 through October 31, 2001 (date on which Feeder Fund entered into a master-feeder fund structure).

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC. - FEEDER FUNDS
FINANCIAL HIGHLIGHTS

                                                              AHA FULL MATURITY FIXED INCOME FUND - CLASS I SHARES

                                                                                      FOR THE YEAR ENDED JUNE 30,
                                                                        --------------------------------------------------------
                                                  SIX MONTHS ENDED
                                                  DECEMBER 31, 2001      2001        2000         1999        1998         1997
                                                  -----------------     ------      ------       ------      ------       ------
                                                     (UNAUDITED)
PER SHARE DATA(1)<F18>:
   Net Asset Value
     Beginning of Period                               $10.10           $ 9.68      $ 9.85       $10.18       $9.79       $ 9.63
                                                       ------           ------      ------       ------      ------       ------

   Income from Investment Operations:
       Net investment income                             0.27             0.63        0.64         0.60        0.64         0.65
       Net realized and unrealized
         gain (loss) on investments                      0.15             0.42       (0.17)       (0.33)       0.39         0.16
                                                       ------           ------      ------       ------      ------       ------
            Total gain from
              investment operations                      0.42             1.05        0.47         0.27        1.03         0.81
                                                       ------           ------      ------       ------      ------       ------

   Less Distributions:
       From net investment income                       (0.27)           (0.63)      (0.64)       (0.60)      (0.64)       (0.65)
       From realized gains                                 --               --          --           --          --           --
                                                       ------           ------      ------       ------      ------       ------
            Total distributions                         (0.27)           (0.63)      (0.64)       (0.60)      (0.64)       (0.65)
                                                       ------           ------      ------       ------      ------       ------
   Net Asset Value, end of period                      $10.25           $10.10      $ 9.68       $ 9.85      $10.18       $ 9.79
                                                       ------           ------      ------       ------      ------       ------
                                                       ------           ------      ------       ------      ------       ------

   Total Return on Net Asset Value(2)<F19>               3.89%(5)<F22>   10.61%       4.41%        2.11%      10.20%        8.09%

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000's)                  $35,674          $38,540     $78,188      $73,420     $71,829      $50,796
   Ratio of net operating expenses
     to average net assets(3)<F20>(4)<F21>               0.53%(6)(8)      0.31%       0.17%        0.16%       0.17%        0.21%
                                                            <F23><F25>
   Program Service Fee(4)<F21>                           0.34%(6)<F23>    0.50%       0.50%        0.50%       0.50%        0.50%
   Ratio of investment income
     to average net assets(3)<F20>                       5.20%(6)(8)      6.74%       6.55%        5.90%       6.19%        6.63%
                                                            <F23><F25>
   Portfolio turnover rate                              99.46%(7)       236.10%     211.40%      273.61%     178.52%      304.93%
                                                              <F24>

(1)<F18> Information presented relates to a share of capital stock outstanding for the entire period.
(2)<F19> Total Return on Net Asset Value is net of the service fee for the period July 1, 2001 through October 31, 2001, and for the fiscal years ended 2001, 2000, 1999, 1998 and 1997. Beginning November 1, 2001 the management fee is included in the calculation of the Fund's net asset value.
(3)<F20> Ratios include all management fees and expenses except for the program services fee.
(4)<F21> Program Service Fee discontinued as of October 31, 2001. Effective November 1, 2001, the Advisor expense ratio is included as a general operating expense of the Fund.
(5)<F22>   Not annualized.
(6)<F23>   Annualized.
(7)<F24> Rate listed represents the portfolio turnover rate from July 1, 2001 through October 31, 2001 (date on which Feeder Fund entered into a master-feeder fund structure).
(8)<F25> Operating expense is net of reimbursement and waivers. The ratio excluding reimbursements and waivers for the period ended December 31, 2001 would have been 0.64%. The ratio of net investment income to average net assets, excluding reimbursements and waivers for the period ended December 31, 2001 would have been 5.09%.

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC. - FEEDER FUNDS
FINANCIAL HIGHLIGHTS

                                                                       AHA BALANCED FUND - CLASS I SHARES

                                                                                      FOR THE YEAR ENDED JUNE 30,
                                                                        --------------------------------------------------------
                                                  SIX MONTHS ENDED
                                                  DECEMBER 31, 2001      2001        2000         1999        1998         1997
                                                  -----------------     ------      ------       ------      ------       ------
                                                     (UNAUDITED)
PER SHARE DATA(1)<F26>:
   Net Asset Value
     Beginning of Period                               $ 9.17           $12.44      $14.69       $14.61      $14.86       $13.38
                                                       ------           ------      ------       ------      ------       ------

   Income from Investment Operations:
       Net investment income                             0.08             0.45        0.37         0.36        0.41         0.37
       Net realized and unrealized
         gain (loss) on investments                     (0.23)            0.16        0.26         1.45        2.01         2.65
                                                       ------           ------      ------       ------      ------       ------
            Total gain (loss) from
              investment operations                     (0.15)            0.61        0.63         1.81        2.42         3.02
                                                       ------           ------      ------       ------      ------       ------

   Less Distributions:
       From net investment income                       (0.06)           (0.36)      (0.37)       (0.36)      (0.44)       (0.39)
       From realized gains                              (0.42)           (3.52)      (2.51)       (1.37)      (2.23)       (1.15)
                                                       ------           ------      ------       ------      ------       ------
            Total distributions                         (0.48)           (3.88)      (2.88)       (1.73)      (2.67)       (1.54)
                                                       ------           ------      ------       ------      ------       ------
   Net Asset Value, end of period                      $ 8.54           $ 9.17      $12.44       $14.69      $14.61       $14.86
                                                       ------           ------      ------       ------      ------       ------
                                                       ------           ------      ------       ------      ------       ------

   Total Return on Net Asset Value(2)<F27>              (1.81)%(5)        6.21%       3.99%       13.10%      16.79%       23.23%
                                                               <F30>

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000's)                  $22,811          $23,591     $48,936      $63,301     $59,360      $52,137
   Ratio of net operating expenses
     to average net assets(3)<F28>(4)<F29>               0.74%(6)(8)      0.46%       0.24%        0.18%       0.18%        0.00%
                                                            <F31><F33>
   Program Service Fee(4)<F29>                           0.50%(6)         0.75%       0.75%        0.75%       0.75%        0.75%
                                                              <F31>
   Ratio of investment income
     to average net assets(3)<F28>                       1.86%(6)(8)      2.66%       2.59%        2.55%       2.86%        2.81%
                                                            <F31><F33>
   Portfolio turnover rate                              80.33%(7)       220.34%     169.10%      206.43%     169.04%      173.60%
                                                              <F32>

(1)<F26> Information presented relates to a share of capital stock outstanding for the entire period.
(2)<F27> Total Return on Net Asset Value is net of the service fee for the period July 1, 2001 through October 31, 2001, and for the fiscal years ended 2001, 2000, 1999, 1998 and 1997. Beginning November 1, 2001 the management fee is included in the calculation of the Fund's net asset value.
(3)<F28> Ratios include all management fees and expenses except for the program services fee.
(4)<F29> Program Service Fee discontinued as of October 31, 2001. Effective November 1, 2001, the Advisor expense ratio is included as a general operating expense of the Fund.
(5)<F30>   Not annualized.
(6)<F31>   Annualized.
(7)<F32> Rate listed represents the portfolio turnover rate from July 1, 2001 through October 31, 2001 (date on which Feeder Fund entered into a master-feeder fund structure).
(8)<F33> Operating expense is net of reimbursement and waivers. The ratio excluding reimbursements and waivers for the period ended December 31, 2001 would have been 0.93%. The ratio of net investment income to average net assets, excluding reimbursements and waivers for the period ended December 31, 2001 would have been 1.67%.

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC. - FEEDER FUNDS
FINANCIAL HIGHLIGHTS

                                                                  AHA DIVERSIFIED EQUITY FUND - CLASS I SHARES

                                                                                      FOR THE YEAR ENDED JUNE 30,
                                                                        --------------------------------------------------------
                                                  SIX MONTHS ENDED
                                                  DECEMBER 31, 2001      2001        2000         1999        1998         1997
                                                  -----------------     ------      ------       ------      ------       ------
                                                     (UNAUDITED)
PER SHARE DATA(1)<F34>:
   Net Asset Value
     Beginning of Period                               $15.90           $21.04      $22.15       $20.37      $20.72       $17.59
                                                       ------           ------      ------       ------      ------       ------

   Income from Investment Operations:
       Net investment income                             0.08             0.26        0.24         0.29        0.32         0.34
       Net realized and unrealized
         gain (loss) on investments                     (0.68)           (0.21)       1.05         3.42        4.14         5.18
                                                       ------           ------      ------       ------      ------       ------
            Total gain (loss) from
              investment operations                     (0.60)            0.05        1.29         3.71        4.46         5.52
                                                       ------           ------      ------       ------      ------       ------

   Less Distributions:
       From net investment income                       (0.06)           (0.26)      (0.24)       (0.29)      (0.32)       (0.34)
       From realized gains                              (0.80)           (4.93)      (2.16)       (1.64)      (4.49)       (2.05)
                                                       ------           ------      ------       ------      ------       ------
            Total distributions                         (0.86)           (5.19)      (2.40)       (1.93)      (4.81)       (2.39)
                                                       ------           ------      ------       ------      ------       ------
   Net Asset Value, end of period                      $14.44           $15.90      $21.04       $22.15      $20.37       $20.72
                                                       ------           ------      ------       ------      ------       ------
                                                       ------           ------      ------       ------      ------       ------

   Total Return on Net Asset Value(2)<F35>              (4.06)%(5)        1.17%       5.28%       18.90%      24.05%       32.97%
                                                               <F38>

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000's)                  $92,551          $92,053    $131,786     $126,892     $85,736      $70,590
   Ratio of net operating expenses
     to average net assets(3)<F36>(4)<F37>               0.47%(6)         0.16%       0.11%        0.10%       0.14%        0.17%
                                                              <F39>
   Program Service Fee(4)<F37>                           0.50%(6)         0.75%       0.75%        0.75%       0.75%        0.75%
                                                              <F39>
   Ratio of investment income
     to average net assets(3)<F36>                       1.07%(6)         1.33%       1.11%        1.43%       1.51%        1.83%
                                                              <F39>
   Portfolio turnover rate                              29.13%(7)        99.48%      66.84%       74.35%      65.82%       67.31%
                                                              <F40>

(1)<F34> Information presented relates to a share of capital stock outstanding for the entire period.
(2)<F35> Total Return on Net Asset Value is net of the service fee for the period July 1, 2001 through October 31, 2001, and for the fiscal years ended 2001, 2000, 1999, 1998 and 1997. Beginning November 1, 2001 the management fee is included in the calculation of the Fund's net asset value.
(3)<F36> Ratios include all management fees and expenses except for the program services fee.
(4)<F37> Program Service Fee discontinued as of October 31, 2001. Effective November 1, 2001, the Advisor expense ratio is included as a general operating expense of the Fund.
(5)<F38>   Not annualized.
(6)<F39>   Annualized.
(7)<F40> Rate listed represents the portfolio turnover rate from July 1, 2001 through October 31, 2001 (date on which Feeder Fund entered into a master-feeder fund structure).

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC. - FEEDER FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2001 (Unaudited)

1.  ORGANIZATION

The AHA Investment Funds, Inc. (the "AHA Funds") is registered as an open-end management investment company under the Investment Company Act of 1940. The AHA Funds was incorporated on March 14, 1988 under the laws of Maryland. The AHA Funds currently offer the following series of shares: The AHA Limited Maturity Fixed Income Fund ("Limited Maturity Fund"), The AHA Full Maturity Fixed Income Fund ("Full Maturity Fund"), The AHA Balanced Fund ("Balanced Fund"), The AHA Diversified Equity Fund ("Diversified Fund"), The AHA U.S. Growth Equity Fund ("U.S. Growth Fund"), and The AHA International Core Equity Fund ("International Fund") (each a "Feeder Fund" and collectively, the "Feeder Funds"). The AHA Funds also offer another series of shares which are not part of a master-feeder relationship, The AHA U.S. Government Money Market Fund ("Money Market Fund"). As of December 31, 2001, the U.S. Growth Fund, the International Fund, and the Money Market Fund had not commenced operations. The shares of common stock of the Feeder Funds are further divided into three classes: Class A Shares, Class I Shares, and Institutional Servicing Class Shares. As of December 31, 2001, the Class A Shares and the Institutional Servicing Class Shares for the Feeder Funds had not commenced operations. Each series, unlike many other investment companies which directly acquire and manage their own portfolios of securities, seeks its investment objective by investing all of its investable assets in a corresponding portfolio series (each a "Master Portfolio" and collectively the "Master Portfolios") of CCM Advisors Funds (the "Trust").

On November 1, 2001, each Fund in the series, excluding the Money Market Fund, entered into a master-feeder structure. By entering into this structure, each Feeder Fund invested all of its assets in a corresponding Master Portfolio which had the same investment objective as the Feeder Fund. Each Master Portfolio has multiple feeder funds. Each feeder fund receives a proportionate amount of interest in the Master Portfolio equal to its relative contribution of capital. Thus, each feeder fund is allocated its portion of income, gains (losses) and expenses from the Master Portfolio. Each Feeder Fund's respective interest in the corresponding Master Portfolio as of December 31, 2001 is as follows:

                                              Interest in Master Portfolio
                                              ----------------------------
     Limited Maturity Fund                              99.999%
     Full Maturity Fund                                 99.997%
     Balanced Fund                                      99.995%
     Diversified Fund                                   99.999%

Prior to the conversion to a master-feeder structure, on November 1, 2001, each then existing Feeder Fund conducted its own investment operations. The Statement of Operations and the Statement of Changes in Net Assets reflect the activities of the Feeder Funds prior to the conversion as well as the activities following the conversion.

Refer to the Master Portfolio's financial statements to obtain information about the investment objective of the corresponding Feeder Fund. The financial statements of the Master Portfolios, including the schedule of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds' financial statements.

2.  SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATIONS
Master Portfolio securities (other than Government) that are listed on a U.S. securities exchange (whether domestic or foreign) or the Nasdaq Stock Market for which market quotations are readily available are valued at the last quoted sale price as of 4:00 p.m. Eastern time on the day the valuation is made. Purchased options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent bid price. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities convertible into equity securities are valued at the greater of latest bid valuation or net conversion value. Short-term securities, or securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios.

ACCOUNTING FOR FUTURES
The Master Portfolios may enter into long or short positions in futures contracts in order to hedge against the effect of changing values on portfolio securities held. When a Master Portfolio enters into a futures contract, it is required to deposit, into a segregated account at its custodian bank, U.S. Government securities as a guarantee that it will meet the futures commitment. Each day the Master Portfolio receives or pays cash, called "variation margin," equal to the daily change in the market value of the futures contracts. Such receipts and payments are recorded as unrealized gains or losses until the futures contracts expire or are closed out. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Master Portfolio seeks to close out a contract, and changes in the value of the futures contract may not correlate with changes in the value of the portfolio securities being hedged.

ACCOUNTING FOR OPTIONS
The Master Portfolios may purchase and write (sell) put and call options on U.S. securities, stock indices, and futures contracts that are traded on U.S. securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Master Portfolio pays a premium whether or not the option is exercised. Additionally, the Master Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Master Portfolio writes an option, the premium received by the Master Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options, which expire unexercised, are recorded by the Master Portfolio on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Master Portfolio has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Master Portfolio. In writing an option, the Master Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Master Portfolio could result in the Master Portfolio selling or buying a security or currency at a price different from the current market value.

REPURCHASE AGREEMENTS
The Master Portfolios may enter into repurchase agreements with respect to any of the types of securities in which they are authorized to invest without regard to the maturity of the underlying security. Repurchase agreements will be affected only with banks, savings institutions and broker-dealers. They involve the purchase by a Master Portfolio of a debt security with the condition that, after a stated period of time, the original seller will buy back the same security at a predetermined price or yield. Repurchase agreements are used to enhance liquidity and to earn income for periods as short as overnight. To minimize risk, the securities underlying each repurchase agreement will be maintained with the Master Portfolio's custodian, or a sub-custodian, in an amount at least equal in value to the repurchase price under the agreement (including accrued interest thereunder), and such agreements will only be affected with parties that meet certain creditworthiness standards. However, in the event the other party to the repurchase agreement fails to repurchase the securities subject to such agreement, a Master Portfolio could suffer a loss to the extent it is precluded from selling the securities or, if due to delays, proceeds from the same are less than the repurchase price.

WHEN-ISSUED SECURITIES
The Master Portfolios may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Master Portfolios maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

EXPENSE ALLOCATION
Common expenses incurred by  Feeder Funds are allocated  among the Feeder  Funds
(i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Feeder Funds, depending on the nature of the expenditure.

Each Feeder Fund records its proportionate share of the Master Portfolio's expenses on a daily basis. In addition, each Feeder Fund accrues its own separate expenses. Any cap on expenses includes Feeder Fund specific expenses as well as the expenses allocated from the Master Portfolio.

FEDERAL INCOME TAXES
Each Master Portfolio intends to qualify as a partnership for federal income tax purposes. Therefore, the Master Portfolios believe they will not be subject to any federal income tax on their income and net realized capital gains (if any). However, each investor in the Master Portfolios will report its allocable share of the Master Portfolio's income and capital gains for purposes of determining its federal income tax liability.

It is the Feeder Funds' policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Feeder Funds intend to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required. At June 30, 2001 the Funds' most recent fiscal year end, the approximate capital loss carryforwards for U.S. Federal income tax purposes for the Full Maturity Fund and Limited Maturity Fund were approximately $1.2 million and $2.6 million, respectively. These capital loss carryforwards expire beginning in the year ending June 30, 2003 and are available to offset future capital gains.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. To the extent these book and tax differences are permanent in nature, such amounts are reclassified among paid in capital, undistributed net investment income and undistributed net realized gain
(loss) on investments.

FUND DISTRIBUTIONS
The Full Maturity Fund and the Limited Maturity Fund declare income dividends from net investment income daily and pay these dividends monthly, on the last day of every month.

In the Diversified Fund and Balanced Fund, dividends from net investment income are declared on the thirteenth day of the last month of each quarter; the ex-dividend date is the fourteenth; and payment is made on the fifteenth.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

OTHER INFORMATION
Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Securities transactions are recorded on the trade date.

In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Master Portfolios to amortize premiums and discounts on all fixed-income securities. Upon initial adoption, the Master Portfolios will be required to adjust the cost of their fixed-income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Adopting this accounting principle will not affect the Feeder Funds' net asset value, but it will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. The Master Portfolios expect that the impact of the adoption of this principle will not be material to the financial statements. Furthermore, it will not affect the determination of either net asset values or total returns of the Feeder Funds.

3.  INVESTMENT ADVISOR

Effective November 1, 2001, the Trust has an Investment Advisory Agreement (the "Agreement") with CCM Advisors, LLC (the "Advisor"), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios. Under the terms of the Agreement, the Master Portfolios compensate the Adviser for its management services at the annual rate of 0.50% of each Master Portfolio's average daily net assets for the Limited Maturity Fund and the Full Maturity Fund, and an annual rate of 0.75% of each Master Portfolio's average daily net assets for the Balanced Fund and the Diversified Fund. The Advisor has contractually agreed to pay all operating expenses in excess of the annual rates presented below as applied to each Feeder Fund's daily net assets.

                Expense Cap (as a % of average daily net assets)

  Fund                     Class A    Class I    Institutional Servicing Class
  ----                     -------    -------    -----------------------------
  Limited Maturity Fund     1.50%      1.00%                 1.50%
  Full Maturity Fund        1.50%      1.00%                 1.50%
  Balanced Fund             2.00%      1.50%                 2.00%
  Diversified Fund          1.75%      1.25%                 1.75%

The expense cap includes Feeder Fund specific expenses as well as the Master Portfolio's expenses allocated to the Feeder Fund. These expense limitations will continue until June 30, 2002. Under the terms of the Agreement, any Feeder Fund expenses waived or reimbursed by the Advisor may be recovered by the Advisor to the extent actual operating expenses for a subsequent period are less than the expense limitation caps at the time of the waiver or reimbursement. The Advisor intends to seek potential recovery of such amounts for a period of three years from the fiscal year in which such amounts were waived or reimbursed. As of December 31, 2001, the Full Maturity Fund and the Balanced Fund have $21,777 and $21,408, respectively, which is subject to potential recovery through June 30, 2005.

Prior to November 1, 2001, the Advisor was compensated for its services directly by the shareholders and not by the Funds pursuant to The Program Services Agreement it had with each shareholder, under which the Advisor provided asset allocation consulting and certain other services. The fees of the investment managers were paid by the Advisor. The Program Service Fee was equal to 0.50% for the Full Maturity Fund and Limited Maturity Fund, and 0.75% for the Balanced Fund and Diversified Fund. This service fee was reflected in the total return as disclosed in the financial highlights tables and in the financial statements.

4.  SECURITIES TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments and options, for the period from July 1, 2001 through October 31, 2001 were as follows:

                                Purchases                     Sales
                         -----------------------     ------------------------
                         U.S. Government   Other     U.S. Government    Other
                         ---------------   -----     ---------------    -----
  Limited Maturity Fund            $0   $65,473,028             $0   $47,879,038
  Full Maturity Fund       $2,907,967   $35,241,963     $4,435,250   $37,142,165
  Balanced Fund              $795,291   $17,120,899       $687,334   $17,646,284
  Diversified Fund                 $0   $26,038,506             $0   $24,892,667

5.  OPTION CONTRACTS WRITTEN

Effective November 1, 2001, the investments of the Funds were transferred into corresponding master portfolios. The premium amount and the number of option contracts written for the Funds for the period July 1, 2001 through October 31, 2001, were as follows:

                                                      Number          Premium
                                                   of Contracts       Amount
                                                   ------------       ------
  Full Maturity Fund
  ------------------
  Options outstanding at June 30, 2001                  37            $22,904
  Options written                                      174            107,022
  Options closed                                       (95)           (63,056)
  Options expired                                      (45)           (14,381)
                                                       ---            -------
  Options outstanding at October 31, 2001               71            $52,489
                                                       ---            -------
                                                       ---            -------

  Balanced Fund
  -------------
  Options outstanding at June 30, 2001                  13            $10,226
  Options written                                       13              6,038
  Options closed                                       (14)            (8,258)
  Options expired                                       (9)            (6,396)
                                                       ---            -------
  Options outstanding at October 31, 2001                3            $ 1,610
                                                       ---            -------
                                                       ---            -------

The Limited Maturity and Diversified Funds did not write or cover any options during the period July 1, 2001 through October 31, 2001.

CCM ADVISORS LIMITED MATURITY FIXED INCOME MASTER PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2001 (Unaudited)

                                                     PRINCIPAL
                                                      AMOUNT          VALUE
                                                     ---------        -----
CORPORATE BONDS - 31.7%

AEROSPACE & DEFENSE - 0.8%
United Technologies Corporation,
  6.625%, 11/15/2004                                $  535,000     $   569,871
                                                                   -----------

BANKING - 3.5%
Citicorp, 8.000%, 02/01/2003                         1,000,000       1,055,641
Nations Bank Corp.,
  6.125%, 07/15/2004                                 1,300,000       1,364,588
                                                                   -----------
                                                                     2,420,229
                                                                   -----------

FINANCIAL - 15.4%
American General Finance
  Corporation, 5.750%, 11/01/2003                      500,000         519,291
Caterpillar Financial Services
  Corporation, 7.590%, 12/10/2003                      750,000         805,670
CIT Group Inc., 7.375%, 03/15/2003                     815,000         856,539
CIT Group Inc., 5.500%, 02/15/2004                     380,000         388,067
Citigroup Inc., 5.700%, 02/06/2004                     350,000         364,013
Countrywide Home Loans, Inc.,
  5.250%, 05/22/2003                                   350,000         356,743
Countrywide Home Loans, Inc.,
  6.850%, 06/15/2004                                   640,000         678,397
General Electric Capital Corporation,
  6.750%, 09/11/2003                                   820,000         864,823
Heller Financial, Inc.,
  7.875%, 05/15/2003                                   715,000         764,114
Household Finance Corporation,
  6.875%, 03/01/2003                                   680,000         711,263
Household Finance Corporation,
  7.000%, 08/01/2003                                   490,000         516,124
Morgan Stanley Dean Witter & Co.,
  6.875%, 03/01/2003                                   470,000         491,636
Toyota Motor Credit Corporation,
  5.625%, 11/13/2003                                 1,000,000       1,039,768
Unilever Capital Corp.,
  6.750%, 11/01/2003                                 1,090,000       1,151,536
Wells Fargo Financial, Inc.,
  7.250%, 07/14/2003                                   800,000         846,442
Wells Fargo Financial, Inc.,
  5.450%, 05/03/2004                                   300,000         310,123
                                                                   -----------
                                                                    10,664,549
                                                                   -----------

FINANCIAL - INVESTMENT
  BANKING CORPORATIONS - 5.1%
The Bear Stearns Companies, Inc.,
  6.750%, 04/15/2003                                   650,000         677,739
Lehman Brothers Holdings Inc.,
  7.250%, 10/15/2003                                   750,000         796,914
Merrill Lynch & Co.,
  6.000%, 02/12/2003                                   675,000         696,646
Merrill Lynch & Co.,
  5.350%, 06/15/2004                                   750,000         770,462
Morgan Stanley Dean Witter & Co.,
  5.625%, 01/20/2004                                   570,000         590,295
                                                                   -----------
                                                                     3,532,056
                                                                   -----------

FOOD & BEVERAGES - 1.5%
Anheuser-Busch Companies, Inc.,
  6.750%, 08/01/2003                                   500,000         532,297
Coca-Cola Enterprises Inc.,
  6.625%, 08/01/2004                                   481,000         513,081
                                                                   -----------
                                                                     1,045,378
                                                                   -----------

OIL & GAS - 1.5%
BP Amoco PLC, 5.550%, 04/15/2003                     1,000,000       1,033,989
                                                                   -----------

RETAIL STORES - 3.9%
Sears, Roebuck and Co.,
  6.250%, 01/15/2004                                   550,000         568,978
Target Corporation,
  6.400%, 02/15/2003                                   500,000         521,885
Wal-Mart Stores, Inc.,
  4.625%, 04/15/2003                                 1,000,000       1,020,480
Wal-Mart Stores, Inc.,
  6.500%, 06/01/2003                                   565,000         591,291
                                                                   -----------
                                                                     2,702,634
                                                                   -----------
TOTAL CORPORATE BONDS
  (COST $21,588,324)                                                21,968,706
                                                                   -----------

U.S. GOVERNMENT
  AGENCY OBLIGATIONS - 14.9%
Federal Home Loan Mortgage
  Corporation, 5.750%, 07/15/2003                      810,000         845,712
Federal Home Loan Mortgage
  Corporation, 6.875%, 01/15/2005                    1,970,000       2,132,099
Federal Home Loan Mortgage
  Corporation, 4.500%, 08/15/2004                    1,870,000       1,906,732
Federal National Mortgage
  Association, 5.625%, 05/14/2004                    1,935,000       2,030,928
Federal National Mortgage
  Association, 5.000%, 02/14/2003                    3,345,000       3,441,711
                                                                   -----------
TOTAL U.S. GOVERNMENT AGENCY
  OBLIGATIONS (COST $10,405,495)                                    10,357,182
                                                                   -----------

ASSET BACKED SECURITIES - 42.3%
American Express Credit
  Account Master Trust, 1999-1 A,
  5.600%, 11/15/2006                                 1,000,000       1,038,436
American Express Master Trust,
  1998-1 A, 5.900%, 04/15/2004                       1,370,500       1,421,070
BMW Vehicle Owner Trust,
  2001-A A4, 5.110%, 05/25/2006                        895,000         916,690
Capital Auto Receivables Asset Trust,
  2001-2 A3, 4.600%, 09/15/2005                        425,000         433,355
Capital One Master Trust, 1998-4 A,
  5.430%, 01/15/2007                                   630,000         652,374
Carco Auto Loan Master Trust,
  1999-4 A, 6.430%, 11/15/2004                         855,000         883,159
Chase Credit Card Master Trust,
  1998-3 A, 6.000%, 08/15/2005                       1,065,000       1,104,144
Chase Credit Card Master Trust,
  1999-3 A, 6.660%, 01/15/2007                       1,380,000       1,465,702
Chase Manhattan Auto Owner Trust,
  2000-A A4, 6.260%, 06/15/2007                      1,045,000       1,094,700
Chase Manhattan Auto Owner Trust,
  2001-A A4, 5.070%, 02/15/2008                        900,000         915,199
Citibank Credit Card Master Trust I,
  1999-1 A, 5.500%, 02/15/2006                       1,000,000       1,036,098
Daimler Chrysler Auto Trust,
  2000-E A4, 6.160%, 01/08/2006                        855,000         897,079
Discover Card Master Trust I,
  1998-6 A, 5.850%, 01/17/2006                       1,070,000       1,109,838
Discover Card Master Trust I,
  2001-5 A, 5.300%, 11/16/2006                       1,000,000       1,029,691
First USA Credit Card Master Trust,
  1998-9 A, 5.280%, 09/18/2006                       1,000,000       1,032,200
Ford Credit Auto Owner Trust,
  2001-C A5, 5.250%, 09/15/2005                        270,000         278,050
Honda Auto Receivables Owner Trust,
  2001-1 A3, 5.360%, 09/20/2004                      1,380,000       1,416,164
MBNA Master Credit Card Trust,
  1998-J A, 5.250%, 02/15/2006                         930,000         958,621
Nations Bank Credit Card Master
  Trust, 1993-2 A, 6.000%, 12/15/2005                  860,000         898,857
Nissan Auto Receivables Owner Trust,
  2000-B A4, 7.270%, 11/15/2004                      1,280,000       1,355,406
Nissan Auto Receivables Owner Trust,
  2001-C A3, 4.310%, 05/16/2005                      1,425,000       1,445,796
Standard Credit Card Trust 93,
  Series A, 5.950%, 09/07/2003                         500,000         520,504
Toyota Auto Receivables Owner Trust,
  2000-A A4, 7.210%, 04/15/2007                      1,385,000       1,474,296
Toyota Auto Receivables Owner Trust,
  2000-B A4, 6.800%, 04/15/2007                      1,390,000       1,468,702
USAA Auto Owner Trust, 2000-1 A4,
  6.980%, 06/15/2005                                   880,000         930,196
USAA Auto Owner Trust, 2001-1 A4,
  5.080%, 03/15/2006                                 1,300,000       1,333,523
Wells Fargo Auto Trust, 2001-A A3,
  4.680%, 02/15/2005                                 1,415,000       1,443,911
WFS Financial Owner Trust,
  2001-C A4, 5.180%, 03/20/2009                        750,000         761,711
                                                                   -----------
TOTAL ASSET BACKED SECURITIES
  (COST $28,848,052)                                                29,315,472
                                                                   -----------

MORTGAGE BACKED SECURITIES -
  U.S. AGENCY - 9.2%
FHLMC Series 1698 Class PG,
  6.000%, 03/15/2008                                 1,106,343       1,125,285
FHLMC Series 2110 Class PM,
  5.700%, 11/15/2014                                 1,235,000       1,258,718
FNMA Series 1993-214 Class J,
  6.000%, 09/25/2008                                 1,735,000       1,790,147
FNMA Series 1998-44 Class QD,
  6.000%, 07/18/2016                                 2,165,000       2,221,456
                                                                   -----------
TOTAL MORTGAGE BACKED SECURITIES -
  U.S. AGENCY (COST $6,204,239)                                      6,395,606
                                                                   -----------

SHORT-TERM INVESTMENTS - 0.9%
American Express Credit
  Corporation Commercial Paper,
  1.612%, 01/02/2002                                   617,000         616,973
                                                                   -----------
TOTAL SHORT-TERM INVESTMENTS
  (COST $616,973)                                                      616,973
                                                                   -----------
TOTAL INVESTMENTS
  (COST $67,663,083) - 99.0%                                        68,653,939
                                                                   -----------
Other Assets Less Liabilities - 1.0%                                   717,259
                                                                   -----------
TOTAL NET ASSETS - 100.0%                                          $69,371,198
                                                                   -----------
                                                                   -----------

                     See Notes to the Financial Statements.

CCM ADVISORS FULL MATURITY FIXED INCOME MASTER PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2001 (Unaudited)

                                                     PRINCIPAL
                                                      AMOUNT           VALUE
                                                     ---------         -----
CORPORATE BONDS - 23.7%

AEROSPACE & DEFENSE - 0.7%
Lockheed Martin Corporation,
  7.650%, 05/01/2016                                $   90,000     $    98,155
Lockheed Martin Corporation,
  8.500%, 12/01/2029                                    40,000          47,896
Systems 2001 Asset Trust, 6.664%,
  09/15/2013 (Cost $96,283, Acquired
  06/04/2001 and 06/07/2001)(2)<F42>                    95,820          98,847
                                                                   -----------
                                                                       244,898
                                                                   -----------

AIRLINES - 1.0%
Continental Airlines, Inc.,
  6.800%, 07/02/2007                                   397,341         368,758
                                                                   -----------

AUTOMOBILES - 1.4%
Daimler Chrysler NA Holding Corp.,
  8.000%, 06/15/2010                                   100,000         104,994
Ford Motor Company,
  9.215%, 09/15/2021                                   250,000         275,839
Ford Motor Company,
  8.900%, 01/15/2032                                   120,000         129,335
                                                                   -----------
                                                                       510,168
                                                                   -----------

BANKING - 4.1%
BSCH Issuances Ltd.,
  7.625%, 09/14/2010(1)<F41>                           200,000         211,188
Dresdner Bank New York,
  7.250%, 09/15/2015                                   250,000         262,735
Firstar Bank N.A.,
  7.125%, 12/01/2009                                    10,000          10,525
Key Bank Washington,
  7.125%, 08/15/2006                                   400,000         424,435
NCNB Corporation,
  10.200%, 07/15/2015                                  325,000         416,595
Wachovia Corporation,
  6.300%, 04/15/2008                                   150,000         147,834
                                                                   -----------
                                                                     1,473,312
                                                                   -----------

COMMUNICATION & MEDIA - 2.1%
Continental Cablevision, Inc.,
  9.500%, 08/01/2013                                   325,000         368,386
News America Holdings Inc.,
  8.500%, 02/23/2025                                   100,000         109,798
News America Holdings Inc.,
  7.625%, 11/30/2028 (Cost $101,972,
  Acquired 11/16/1998)(2)<F42>                         100,000          97,018
TCI Communications, Inc.,
  6.375%, 05/01/2003                                    70,000          71,955
TCI Communications, Inc.,
  7.875%, 02/15/2026                                   100,000         103,613
                                                                   -----------
                                                                       750,770
                                                                   -----------

COMPUTER SERVICES - 0.4%
Electronic Data Systems Corporation,
  7.450%, 10/15/2029                                   150,000         158,059
                                                                   -----------

ENERGY - 1.8%
Dynegy Holdings Inc.,
  8.125%, 03/15/2005                                    75,000          67,624
FirstEnergy Corp.,
  6.450%, 11/15/2011                                    20,000          19,548
FirstEnergy Corp.,
  7.375%, 11/15/2031                                    20,000          19,583
Korea Electric Power Corporation,
  7.750%, 04/01/2013(1)<F41>                            95,000         100,073
Korea Electric Power Corporation,
  6.750%, 08/01/2027(1)<F41>                            75,000          79,038
Progress Energy, Inc.,
  7.100%, 03/01/2011                                   100,000         104,105
PSI Energy, Inc.,
  7.850%, 10/15/2007                                   250,000         257,825
                                                                   -----------
                                                                       647,796
                                                                   -----------

FINANCIAL - 3.1%
Anadarko Finance Company,
  7.500%, 05/01/2031                                   100,000         104,533
Auburn Hills Trust,
  12.375%, 05/01/2020                                  280,000         375,178
Ford Motor Credit Company,
  7.875%, 06/15/2010                                    40,000          40,628
Ford Motor Credit Company,
  7.375%, 02/01/2011                                    35,000          34,456
General Motors Acceptance
  Corporation, 6.750%, 01/15/2006                       10,000          10,174
General Motors Acceptance
  Corporation, 6.125%, 09/15/2006                       50,000          49,537
General Motors Nova Scotia Finance
  Company, 6.850%, 10/15/2008(1)<F41>                   30,000          29,856
Household Finance Corporation,
  6.750%, 05/15/2011                                    20,000          19,921
PDVSA Finance Ltd.,
  8.500%, 11/16/2012(1)<F41>                            40,000          36,500
Petrozuata Finance Inc., 8.220%,
  04/01/2017 (Cost $258,892,
  Acquired 10/1998 - 01/2000)(1)<F41>(2)<F42>          300,000         225,750
Wharf International Finance Ltd.,
  7.625%, 03/13/2007(1)<F41>                           100,000         106,686
Wharf International Finance Ltd.,
  7.625%, 03/13/2007 (Cost $75,471,
  Acquired 08/19/1997)(1)<F41>(2)<F42>                  75,000          80,015
                                                                   -----------
                                                                     1,113,234
                                                                   -----------

FINANCIAL - INVESTMENT
  BANKING CORPORATIONS - 0.9%
Credit Suisse First Boston,
  5.875%, 08/01/2006                                    30,000          30,548
Lehman Brothers Holdings Inc.,
  8.500%, 05/01/2007                                   200,000         222,207
J.P. Morgan & Co. Incorporated,
  6.000%, 01/15/2009                                    80,000          79,794
                                                                   -----------
                                                                       332,549
                                                                   -----------

FOOD & BEVERAGES - 1.0%
Kellogg Company,
  6.600%, 04/01/2011                                   100,000         102,952
Kellogg Company,
  7.450%, 04/01/2031                                   100,000         107,677
The Pepsi Bottling Group, Inc.,
  7.000%, 03/01/2029 (Cost $149,076,
  Acquired 03/03/1999)(2)<F42>                         150,000         158,542
                                                                   -----------
                                                                       369,171
                                                                   -----------

INDUSTRIAL - 0.5%
Dryden Investor Trust, 7.157%,
  07/23/2008 (Cost $156,754,
  Acquired 07/16/1998)(2)<F42>(3)<F43>                 156,754         159,441
                                                                   -----------

OIL & GAS - 1.0%
Burlington Resources Inc., 6.500%,
  12/01/2011 (Cost $9,972,
  Acquired 11/08/2001)(2)<F42>                          10,000           9,772
Conoco Funding Co.,
  6.350%, 10/15/2011                                    20,000          20,212
Phillips Petroleum Company,
  8.750%, 05/25/2010                                   100,000         116,572
The Williams Companies, Inc.,
  7.625%, 07/15/2019                                   200,000         197,581
                                                                   -----------
                                                                       344,137
                                                                   -----------

PAPER & FOREST PRODUCTS - 1.0%
Georgia-Pacific Corp,
  9.875%, 11/01/2021                                    75,000          78,298
Georgia-Pacific Corp,
  9.625%, 03/15/2022                                   200,000         204,296
Georgia-Pacific Corp,
  9.500%, 05/15/2022                                    50,000          49,986
Scotia Pacific Co. LLC,
  7.710%, 01/20/2014                                    14,000          10,144
                                                                   -----------
                                                                       342,724
                                                                   -----------

RAILROAD TRANSPORTATION - 0.1%
Consolidated Rail Corp.,
  7.875%, 05/15/2043                                    40,000          41,272
                                                                   -----------

RETAIL - 0.7%
J. C. Penney Company, Inc.,
  9.750%, 06/15/2021                                   250,000         243,222
                                                                   -----------

STEEL MANUFACTURING - 0.2%
Pohang Iron & Steel Co., Ltd.,
  7.125%, 07/15/2004(1)<F41>                            65,000          68,876
                                                                   -----------

TELECOMMUNICATION - 1.7%
AT&T Corp., 8.000%,
  11/15/2031, (Cost $29,678,
  Acquired 11/15/2001)(2)<F42>                          30,000          31,507
British Telecommunications PLC,
  8.625%, 12/15/2030(1)<F41>                           110,000         127,153
France Telecom SA, 7.750%,
  03/01/2011, (Cost $74,866,
  Acquired 03/07/2001)(1)<F41>(2)<F42>                  75,000          80,490
Qwest Corporation,
  8.875%, 06/01/2031                                   225,000         234,635
Sprint Capital Corporation,
  6.900%, 05/01/2019                                    50,000          46,949
WorldCom, Inc.,
  8.250%, 05/15/2031                                    95,000         100,707
                                                                   -----------
                                                                       621,441
                                                                   -----------

TRANSPORTATION SERVICES - 1.0%
FedEx Corp., 9.650%, 06/15/2012                        300,000         351,606
                                                                   -----------

WASTE DISPOSAL - 1.0%
Waste Management, Inc.,
  7.000%, 07/15/2028                                   375,000         347,679
                                                                   -----------

TOTAL CORPORATE BONDS
  (COST $8,394,586)                                                  8,489,113
                                                                   -----------

FOREIGN GOVERNMENT BONDS - 0.8%
National Bank of Hungary,
  8.875%, 11/01/2013(1)<F41>                            75,000          89,255
United Mexican States,
  11.500%, 05/15/2026(1)<F42>                          160,000         204,240
                                                                   -----------
TOTAL FOREIGN GOVERNMENT BONDS
  (COST $272,222)                                                      293,495
                                                                   -----------

U.S. GOVERNMENT AGENCY
  OBLIGATIONS - 0.9%
FHLMC, 5.625%, 03/15/2011                              300,000         297,871
FNMA, 6.000%, 05/15/2011                                38,000          38,681
                                                                   -----------
TOTAL U.S. GOVERNMENT AGENCY
  OBLIGATIONS (COST $332,877)                                          336,552
                                                                   -----------

U.S. TREASURY SECURITIES - 20.2%

U.S. TREASURY BONDS - 16.3%
United States Treasury Bond,
  11.875%, 11/15/2003                                   20,000          23,219
United States Treasury Bond,
  9.875%, 11/15/2015                                 1,825,000       2,576,387
United States Treasury Bond,
  9.250%, 02/15/2016                                   375,000         507,187
United States Treasury Bond,
  6.125%, 08/15/2029                                   530,000         562,670
United States Treasury Bond,
  6.250%, 05/15/2030                                   725,000         785,577
United States Treasury Inflation Index
  Bond, 3.625%, 04/15/2028                             186,830         190,625
United States Treasury Inflation Index
  Bond, 3.875%, 04/15/2029                           1,102,963       1,176,207
                                                                   -----------
                                                                     5,821,872
                                                                   -----------

U.S. TREASURY NOTES - 3.4%
United States Treasury Note,
  3.875%, 07/31/2003                                   200,000         203,781
United States Treasury Note,
  5.750%, 11/15/2005                                   900,000         951,082
United States Treasury Note,
  5.750%, 08/15/2010                                    10,000          10,501
United States Treasury Note,
  5.000%, 08/15/2011                                    30,000          29,934
                                                                   -----------
                                                                     1,195,298
                                                                   -----------

U.S. TREASURY STRIPS - 0.5%
United States Treasury Strips,
  0.000%, 05/15/2017                                   110,000          44,003
United States Treasury Strips,
  0.000%, 11/15/2021                                   250,000          76,775
United States Treasury Strips,
  0.000%, 11/15/2024                                   120,000          31,042
United States Treasury Strips,
  0.000%, 11/15/2027                                   160,000          35,545
                                                                   -----------
                                                                       187,365
                                                                   -----------
TOTAL U.S. TREASURY SECURITIES
  (COST $7,075,958)                                                  7,204,535
                                                                   -----------

ASSET BACKED SECURITIES - 19.2%
Advantage Mortgage Loan Trust,
  1997-1 A5, 7.350%, 05/25/2027                        554,845         580,375
Americredit Automobile
  Receivables Trust, 2000-D A2,
  6.690%, 05/12/2004                                   221,502         225,248
Chevy Chase Home Loan Trust,
  1996-1 A, 7.150%, 05/15/2015(3)<F43>                 106,733         110,732
Cityscape Home Equity Loan Trust,
  1997-C A4, 7.000%, 07/25/2028                        105,512         110,311
Contimortgage Home Equity
  Loan Trust, 1999-3 A7,
  7.280%, 04/25/2014                                   475,000         497,843
Contimortgage Home Equity
  Loan Trust, 1997-5 A5,
  6.630%, 12/15/2020                                   300,000         310,074
Contimortgage Home Equity
  Loan Trust, 1997-2 A9,
  7.090%, 04/15/2028                                   239,353         248,787
Countrywide Asset-Backed
  Certificates, 2000-4 AF1,
  7.320%, 09/25/2015                                    60,127          60,673
Delta Funding Home Equity
  Loan Trust, 1997-3 A6F,
  6.860%, 10/25/2028                                   268,026         278,804
Fairbanks Capital Mortgage
  Loan Trust, 1999-1 A,
  2.700%, 05/25/2028(3)<F43>(4)<F44>                   201,055         202,514
Green Tree Financial Corporation,
  1996-2 A3, 6.900%, 04/15/2027                         13,684          13,727
Green Tree Financial Corporation,
  1997-7 A6, 6.760%, 07/15/2029                        375,000         392,850
Green Tree Financial Corporation,
  1999-3 A5, 6.160%, 02/01/2031                        450,000         464,305
Green Tree Home Equity Loan Trust,
  1999-A A5, 6.130%, 02/15/2019                        345,191         356,837
Green Tree Home Improvement
  Loan Trust, 1996-D HEM2,
  8.300%, 09/15/2027                                   400,000         409,655
IMC Home Equity Loan Trust,
  1997-5 A10, 6.880%, 11/20/2028                       338,101         352,728
The Money Store Home Equity Trust,
  1997-B A8, 6.900%, 07/15/2038                        289,964         302,294
The Money Store Home Equity Trust,
  1997-D AF7, 6.485%, 12/15/2038                       432,688         447,790
Peco Energy Transition Trust,
  2001-A A1, 6.520%, 12/31/2010                        200,000         208,057
Residential Asset Securities
  Corporation, 1998-KS1 AI9,
  6.445%, 03/25/2028                                   436,937         451,305
Salomon Brothers Mortgage
  Securities VII, 1997-LB6 A6,
  6.820%, 12/25/2027                                   577,493         601,309
UCFC Home Equity Loan,
  1998-D AF2, 5.905%, 02/15/2021                        34,901          35,092
UCFC Home Equity Loan,
  1998-C A7, 5.935%, 01/15/2030                        193,694         196,786
                                                                   -----------
TOTAL ASSET BACKED SECURITIES
  (COST $6,511,833)                                                  6,858,096
                                                                   -----------

LOAN POOLS - U.S AGENCY - 0.1%
Sally Mae Student Loan Trust, Series
  1998-2 A1, 3.693%, 04/25/2007(4)<F44>                 25,078          25,139
                                                                   -----------
TOTAL LOAN POOLS (COST $24,942)                                         25,139
                                                                   -----------

MORTGAGE BACKED SECURITIES - PRIVATE - 3.9%
Asset Securitization Corporation,
  1996-D2 A1, 6.920%, 02/14/2029                       172,901         182,011
GMAC Commercial Mortgage
  Securities Inc., 1997-C1 A3,
  6.869%, 07/15/2029                                   100,000         104,723
Nomura Asset Securities
  Corporation, 1996-MD5 A1B,
  7.120%, 04/13/2039                                   170,000         180,559
Residential Asset Securitization Trust,
  1998-A8 A8, 6.750%, 08/25/2028                       250,000         256,724
Residential Funding Mortgage
  Securities I, 1992-S41 A11,
  7.000%, 12/25/2007                                   502,084         512,590
Residential Funding Mortgage
  Securities I, 1996-S14 M1,
  7.500%, 05/25/2026                                   135,291         140,498
                                                                   -----------
TOTAL MORTGAGE BACKED SECURITIES -
  PRIVATE (COST $1,321,294)                                          1,377,105
                                                                   -----------

MORTGAGE BACKED
  SECURITIES - U.S. AGENCY - 31.1%
FHLMC, Pool 160098,
  10.500%, 01/01/2010                                   28,486          31,552
FHLMC, Series 1 Class Z,
  9.300%, 04/15/2019                                   109,754         116,252
FHLMC, Pool C00742,
  6.500%, 04/01/2029                                   150,156         150,989
FNMA, Series1990-105 Class J,
  6.500%, 09/25/2020                                   300,827         306,599
FNMA, Series 1991-86 Class Z,
  6.500%, 07/25/2021                                   401,271         413,011
FNMA, Series 1992-136 Class PK,
  6.000%, 08/25/2022                                   300,000         294,087
FNMA, Pool 303168,
  9.500%, 02/01/2025                                    62,428          69,203
FNMA,  Pool 447921,
  6.000%, 10/01/2028                                   275,866         271,780
FNMA,  Pool 252162,
  6.500%, 12/01/2028                                   211,776         212,905
FNMA, Series 1998-66 Class C,
  6.000%, 12/25/2028                                   232,302         231,273
FNMA,  Pool 252645,
  6.500%, 08/01/2029                                   202,472         203,421
FNMA, Pool 253183,
  7.500%, 04/01/2030                                    60,024          62,026
FNMA, Pool 253398,
  8.000%, 08/01/2030                                   308,342         323,227
FNMA, Pool 569972,
  7.500%, 03/01/2031                                   596,536         616,432
FNMA, Pool 585226,
  6.500%, 05/01/2031                                   194,295         194,671
FNMA, Pool 584070,
  6.000%, 06/01/2031                                   223,365         218,786
FNMA, Pool 607540,
  6.000%, 11/01/2031                                   156,275         153,071
FNMA, Pool 16383,
  6.000%, 01/01/2032(3)<F43>                           350,000         342,453
FNMA, Pool 32767,
  7.500%, 01/01/2032(3)<F43>                           600,000         618,562
GNMA, Pool 780315,
  9.500%, 12/15/2017                                   112,716         125,735
GNMA, Pool 485684,
  6.500%, 08/15/2031                                   300,030         301,492
GNMA, Pool 563324,
  6.500%, 08/15/2031                                   720,000         723,510
GNMA, Pool 21321,
  6.500%, 01/01/2032(3)<F43>                         4,470,000       4,489,556
GNMA, Pool 32767,
  8.000%, 01/01/2032(3)<F43>                           629,000         657,305
                                                                   -----------
TOTAL MORTGAGE BACKED SECURITIES -
  U.S. AGENCY (COST $11,074,339)                                    11,127,898
                                                                   -----------

SHORT-TERM INVESTMENTS - 17.1%

U.S. GOVERNMENT AGENCY OBLIGATIONS - 17.1%
Federal Agriculture Mortgage
  Corporation Discount Note,
  1.318%, 01/02/2002                                 5,816,000       5,815,790
FNMA Discount Note,
  3.430%, 02/21/2002                                   300,000         298,542
                                                                   -----------
TOTAL SHORT-TERM INVESTMENTS
  (COST $6,114,332)                                                  6,114,332
                                                                   -----------
TOTAL INVESTMENTS
  (COST $41,122,383) - 117.0%                                       41,826,265
                                                                   -----------
Liabilities, less Other Assets - (17.0%)                            (6,071,996)
                                                                   -----------
TOTAL NET ASSETS - 100.0%                                          $35,754,269
                                                                   -----------
                                                                   -----------

(1)<F41>  Foreign security.
(2)<F42>  Restricted under Rule 144A of the Securities Act of 1933.
(3)<F43>  Fair valued security.
(4)<F44> Variable rate security. The rate shown is the rate in effect on December 31, 2001.

                     See Notes to the Financial Statements.

CCM ADVISORS BALANCED MASTER PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2001 (Unaudited)

                                                       SHARES          VALUE
                                                       ------          -----
COMMON STOCKS - 67.0%

AEROSPACE & DEFENSE - 2.0%
The Boeing Company                                         300     $    11,634
General Dynamics Corporation                               100           7,964
Raytheon Company                                        13,600         441,592
                                                                   -----------
                                                                       461,190
                                                                   -----------

AEROSPACE EQUIPMENT - 0.0%
Goodrich Corporation                                       400          10,648
                                                                   -----------

AIR TRANSPORTATION - 0.1%
Delta Air Lines, Inc.                                      700          20,482
                                                                   -----------

AUTOMOBILES - 0.1%
General Motors Corporation                                 600          29,160
                                                                   -----------

BANKING - 5.8%
AmSouth Bancorporation                                     800          15,120
Bank of America Corporation                              5,500         346,225
Charter One Financial, Inc.                                630          17,105
FleetBoston Financial Corporation                       10,300         375,950
J.P. Morgan Chase & Co.                                    300          10,905
National City Corporation                                1,600          46,784
Regions Financial Corporation                              600          17,964
SouthTrust Corporation                                     800          19,736
SunTrust Banks, Inc.                                       500          31,350
U.S. Bancorp                                            17,500         366,275
Wachovia Corporation                                     1,000          31,360
Washington Mutual, Inc.                                  1,050          34,335
                                                                   -----------
                                                                     1,313,109
                                                                   -----------

BIOTECHNOLOGY - 0.1%
Biogen, Inc.*<F45>                                         200          11,470
                                                                   -----------

BUSINESS MACHINES & SOFTWARE - 0.7%
International Business
  Machines Corporation                                   1,000         120,960
Pitney Bowes Inc.                                          400          15,044
Sun Microsystems, Inc.*<F45>                             1,300          15,990
                                                                   -----------
                                                                       151,994
                                                                   -----------

BUSINESS SERVICES - 2.5%
Agilent Technologies, Inc.*<F45>                           800          22,808
Deluxe Corporation                                         500          20,790
Equifax Inc.                                               500          12,075
First Data Corporation                                     400          31,380
Synopsys, Inc.*<F45>                                     8,000         472,560
                                                                   -----------
                                                                       559,613
                                                                   -----------

CHEMICALS - 0.1%
Ashland Inc.                                               600          27,648
                                                                   -----------

COMMUNICATION & MEDIA - 2.2%
Comcast Corporation - Class A*<F45>                      1,300          46,800
Gannett Co., Inc.                                        2,800         188,244
General Motors Corporation - Class H*<F45>              17,800         275,010
                                                                   -----------
                                                                       510,054
                                                                   -----------

COMPUTER SERVICES - 3.2%
Electronic Data Systems Corporation                      4,600         315,330
NCR Corporation*<F45>                                      300          11,058
Unisys Corporation*<F45>                                32,500         407,550
                                                                   -----------
                                                                       733,938
                                                                   -----------

COMPUTERS - 0.3%
Dell Computer Corporation*<F45>                          1,600          43,488
Hewlett-Packard Company                                    900          18,486
                                                                   -----------
                                                                        61,974
                                                                   -----------

COSMETICS & SOAP - 0.1%
The Procter & Gamble Company                               400          31,652
                                                                   -----------

DRUGS - 9.0%
Abbott Laboratories                                      6,200         345,650
Alpharma Inc. - Class A                                  6,000         158,700
Bristol-Myers Squibb Company                             1,300          66,300
Elan Corporation plc - ADR*<F45>(1)<F46>                 3,000         135,180
Eli Lilly and Company                                      600          47,124
Johnson & Johnson                                        1,692          99,997
Merck & Co., Inc.                                          800          47,040
Pfizer Inc.                                              3,100         123,535
Roche Holding AG - ADR(1)<F46>                           4,000         285,490
Schering-Plough Corporation                             13,700         490,597
Watson Pharmaceuticals, Inc.*<F45>                       7,800         244,842
                                                                   -----------
                                                                     2,044,455
                                                                   -----------

ELECTRONICS - 0.8%
Motorola, Inc.                                          12,400         186,248
                                                                   -----------

ENERGY - 0.6%
Entergy Corporation                                        500          19,555
FirstEnergy Corp.                                          600          20,988
Sempra Energy                                              700          17,185
The Southern Company                                     1,200          30,420
TXU Corp.                                                  500          23,575
Xcel Energy, Inc.                                          600          16,644
                                                                   -----------
                                                                       128,367
                                                                   -----------

ENTERTAINMENT & LEISURE - 0.1%
Brunswick Corporation                                      800          17,408
NIKE, Inc. - Class B                                       200          11,248
                                                                   -----------
                                                                        28,656
                                                                   -----------

FINANCIAL - INVESTMENT
  BANKING CORPORATIONS - 0.2%
The Bear Stearns Companies Inc.                            300          17,592
Lehman Brothers Holdings Inc.                              400          26,720
Morgan Stanley Dean Witter & Co.                           200          11,188
                                                                   -----------
                                                                        55,500
                                                                   -----------

FINANCIAL SERVICES - 4.5%
Ambac Financial Group, Inc.                                300          17,358
Citigroup Inc.                                           1,466          74,004
Fannie Mae                                                 700          55,650
Freddie Mac                                                800          52,320
ING Groep N.V. - ADR(1)<F46>                            14,600         371,570
John Hancock Financial Services, Inc.                      600          24,780
MBIA Inc.                                                6,800         364,684
Prudential Financial, Inc.*<F45>                         2,000          66,380
                                                                   -----------
                                                                     1,026,746
                                                                   -----------

FOOD & BEVERAGE - 3.7%
Archer-Daniels-Midland Company                           1,400          20,090
Campbell Soup Company                                      700          20,909
The Coca-Cola Company                                      400          18,860
ConAgra Foods, Inc.                                      1,100          26,147
Diageo plc - ADR(1)<F46>                                 5,600         259,112
General Mills, Inc.                                        300          15,603
Kellogg Company                                            600          18,060
The Pepsi Bottling Group, Inc.                             400           9,400
Sara Lee Corporation                                    20,000         444,600
Unilever NV - NYS(1)<F46>                                  200          11,522
                                                                   -----------
                                                                       844,303
                                                                   -----------

GOLD & PRECIOUS METAL - 0.1%
Freeport-McMoRan
  Copper & Gold, Inc.*<F45>                              1,200          16,068
                                                                   -----------

INSURANCE - 7.1%
Aetna Inc.                                              11,900         392,581
Allianz AG - ADR(1)<F46>                                15,900         375,240
The Allstate Corporation                                11,000         370,700
American International Group, Inc.                         612          48,593
MGIC Investment Corporation                                300          18,516
The Progressive Corporation                                100          14,930
SAFECO Corporation                                      11,800         367,570
Torchmark Corporation                                      400          15,732
UnumProvident Corporation                                  500          13,255
                                                                   -----------
                                                                     1,617,117
                                                                   -----------

MACHINERY - INDUSTRIAL - 0.2%
Air Products and Chemicals, Inc.                           400          18,764
Caterpillar Inc.                                           600          31,350
                                                                   -----------
                                                                        50,114
                                                                   -----------

MANUFACTURING - DIVERSIFIED - 0.2%
Cooper Industries, Inc.                                    600          20,952
Danaher Corporation                                        200          12,062
Eaton Corporation                                          200          14,882
                                                                   -----------
                                                                        47,896
                                                                   -----------

MEDICAL INSTRUMENTS - 2.4%
Boston Scientific Corporation*<F45>                      6,700         161,604
Cardinal Health, Inc.                                      450          29,097
Guidant Corporation*<F45>                                7,300         363,540
                                                                   -----------
                                                                       554,241
                                                                   -----------

METAL PROCESSING - 0.1%
Worthington Industries, Inc.                             1,100          15,620
                                                                   -----------

MULTI-INDUSTRY - 0.7%
Cendant Corporation*<F45>                                1,900          37,259
General Electric Company                                 3,100         124,248
                                                                   -----------
                                                                       161,507
                                                                   -----------

NETWORKING - 0.3%
Cisco Systems, Inc.*<F45>                                3,600          65,196
                                                                   -----------

OIL & GAS - DOMESTIC - 1.8%
Amerada Hess Corporation                                   300          18,750
Apache Corporation                                         220          10,974
Conoco Inc.                                             12,200         345,260
Kerr-McGee Corporation                                     300          16,440
Phillips Petroleum Company                                 400          24,104
                                                                   -----------
                                                                       415,528
                                                                   -----------

OIL & GAS - INTERNATIONAL - 0.5%
Exxon Mobil Corporation                                  1,848          72,626
Occidental Petroleum Corporation                           800          21,224
Royal Dutch Petroleum
  Company - NYS(1)<F46>                                    200           9,804
                                                                   -----------
                                                                       103,654
                                                                   -----------

OIL & GAS - SERVICES - 4.0%
Baker Hughes Incorporated                                  600          21,882
ENSCO International Incorporated                         7,800         193,830
Noble Drilling Corporation*<F45>                         5,600         190,624
Schlumberger Limited                                     6,700         368,165
Sunoco, Inc.                                               400          14,936
Transocean Sedco Forex Inc.                              3,900         131,898
                                                                   -----------
                                                                       921,335
                                                                   -----------

PACKAGING - 0.2%
Bemis Company, Inc.                                        300          14,754
Pactiv Corporation*<F45>                                 1,100          19,525
Sealed Air Corporation*<F45>                               300          12,246
                                                                   -----------
                                                                        46,525
                                                                   -----------

PAPER & FOREST - 0.1%
Weyerhaeuser Company                                       200          10,816
Willamette Industries, Inc.                                200          10,424
                                                                   -----------
                                                                        21,240
                                                                   -----------

PRINTING & PUBLISHING - 0.1%
R. R. Donnelley & Sons Company                             700          20,783
                                                                   -----------

RAILROADS - 0.0%
Burlington Northern Santa Fe Corporation                   100           2,853
                                                                   -----------

RETAIL - 5.2%
Albertson's, Inc.                                          700          22,043
AutoZone, Inc.*<F45>                                       200          14,360
Best Buy Co., Inc.*<F45>                                   300          22,344
Circuit City Stores-Circuit City Group                     800          20,760
CVS Corporation                                         10,900         322,640
Dillard's, Inc.                                          1,100          17,600
The Home Depot, Inc.                                       400          20,404
J. C. Penney Company, Inc.                                 700          18,830
The Limited, Inc.                                       21,700         319,424
Lowe's Companies, Inc.                                     200           9,282
The May Department Stores Company                          600          22,188
Nordstrom, Inc.                                         10,700         216,461
Office Depot, Inc.*<F45>                                   600          11,124
Sears, Roebuck and Co.                                     700          33,348
SUPERVALU INC.                                             700          15,484
The TJX Companies, Inc.                                    700          27,902
Wal-Mart Stores, Inc.                                    1,200          69,060
                                                                   -----------
                                                                     1,183,254
                                                                   -----------

SEMICONDUCTOR COMPONENTS
  & EQUIPMENT - 0.3%
Analog Devices, Inc.*<F45>                                 300          13,317
Applied Materials, Inc.*<F45>                            1,000          40,100
Maxim Integrated Products, Inc.*<F45>                      200          10,502
Novellus Systems, Inc.*<F45>                               400          15,780
                                                                   -----------
                                                                        79,699
                                                                   -----------

SEMICONDUCTORS - 0.6%
Advanced Micro Devices, Inc.*<F45>                       1,000          15,860
Intel Corporation                                        3,000          94,350
Texas Instruments Incorporated                             600          16,800
                                                                   -----------
                                                                       127,010
                                                                   -----------

SOFTWARE - 4.1%
Autodesk, Inc.                                             100           3,727
BMC Software, Inc.*<F45>                                28,800         471,456
Computer Associates International, Inc.                    400          13,796
Microsoft Corporation*<F45>                              2,000         132,500
Oracle Corporation*<F45>                                 2,000          27,620
Parametric Technology Corporation*<F45>                 36,300         283,503
                                                                   -----------
                                                                       932,602
                                                                   -----------

TELECOMMUNICATIONS - 2.5%
ALLTEL Corporation                                         800          49,384
AT&T Corp.                                               2,900          52,606
AT&T Wireless Services Inc.*<F45>                       20,900         300,333
BellSouth Corporation                                    1,300          49,595
CenturyTel, Inc.                                           300           9,840
SBC Communications Inc.                                    779          30,513
Sprint Corporation                                       1,700          34,136
Verizon Communications Inc.                                776          36,829
                                                                   -----------
                                                                       563,236
                                                                   -----------

TELECOMMUNICATIONS EQUIPMENT - 0.1%
Scientific-Atlanta, Inc.                                   800          19,152
                                                                   -----------

TRAVEL & RECREATION - 0.1%
Carnival Corporation                                     1,100          30,888
                                                                   -----------

TRUCKING - 0.1%
Ryder System, Inc.                                         700          15,505
                                                                   -----------

WASTE DISPOSAL - 0.1%
Waste Management, Inc.                                     400          12,764
                                                                   -----------
TOTAL COMMON STOCKS
  (COST $14,620,377)                                                15,260,994
                                                                   -----------

                                                     PRINCIPAL
                                                      AMOUNT
                                                     ---------
CORPORATE BONDS - 4.7%

AEROSPACE & DEFENSE - 0.4%
Lockheed Martin Corporation,
  7.650%, 05/01/2016                                $   30,000          32,718
Lockheed Martin Corporation,
  8.500%, 12/01/2029                                    20,000          23,948
Systems 2001 Asset Trust, 6.664%,
  09/15/2013 (Cost $29,779,
  Acquired 09/19/2001)(2)<F47>                          28,746          29,654
                                                                   -----------
                                                                        86,320
                                                                   -----------

AUTOMOBILES - 0.8%
Ford Motor Company,
  8.900%, 01/15/2032                                    60,000          64,667
Ford Motor Company,
  7.700%, 05/15/2097                                   120,000         106,436
                                                                   -----------
                                                                       171,103
                                                                   -----------

COMMUNICATION & MEDIA - 0.2%
TCI Communications, Inc.,
  6.375%, 05/01/2003                                    50,000          51,396
                                                                   -----------

COMPUTER SERVICES - 0.2%
Electronic Data Systems Corporation,
  7.450%, 10/15/2029                                    50,000          52,686
                                                                   -----------

DRUGS - 0.1%
Bristol-Myers Squibb Company,
  5.750%, 10/01/2011                                    30,000          29,772
                                                                   -----------

ENERGY - 0.1%
FirstEnergy Corp., 6.450%, 11/15/2011                   10,000           9,774
FirstEnergy Corp., 7.375%, 11/15/2031                   10,000           9,792
                                                                   -----------
                                                                        19,566
                                                                   -----------

FINANCIAL - 0.7%
General Motors Nova Scotia Finance
  Company, 6.850%, 10/15/2008(1)<F46>                   30,000          29,856
Household Finance Corporation,
  6.375%, 10/15/2011                                    10,000           9,692
PDVSA Finance Ltd.,
  8.500%, 11/16/2012(1)<F46>                            10,000           9,125
Petrozuata Finance Inc.,
  8.220%, 04/01/2017 (Cost $111,852,
  Acquired 10/1998 - 01/2000)(1)<F46>(2)<F47>          130,000          97,825
                                                                   -----------
                                                                       146,498
                                                                   -----------

FOOD & BEVERAGES - 0.1%
The Pepsi Bottling Group, Inc.,
  7.000%, 03/01/2029 (Cost $24,846,
  Acquired 03/03/1999)(2)<F47>                          25,000          26,424
                                                                   -----------

INDUSTRIAL - 0.4%
Dryden Investor Trust, 7.157%,
  07/23/2008 (Cost $78,377,
  Acquired 07/16/1998)(2)<F47>(3)<F48>                  78,377          79,720
                                                                   -----------

RAILROAD TRANSPORTATION - 0.3%
Consolidated Rail Corp.,
  7.875%, 05/15/2043                                    20,000          20,636
CSX Corporation,
  7.950%, 05/01/2027                                    50,000          55,282
                                                                   -----------
                                                                        75,918
                                                                   -----------

TELECOMMUNICATION - 0.8%
AT&T Corp., 8.000%, 11/15/2031,
  (Cost $9,893, Acquired 11/15/2001)(2)<F47>            10,000          10,502
France Telecom SA, 7.750%,
  03/01/2011, (Cost $19,964,
  Acquired 03/07/2001)(1)<F46>(2)<F47>                  20,000          21,464
Sprint Capital Corporation,
  6.900%, 05/01/2019                                    50,000          46,949
WorldCom, Inc., 8.250%, 05/15/2031                     100,000         106,008
                                                                   -----------
                                                                       184,923
                                                                   -----------

WASTE DISPOSAL - 0.6%
Waste Management, Inc.,
  7.000%, 07/15/2028                                   150,000         139,071
                                                                   -----------
TOTAL CORPORATE BONDS
  (COST $1,053,493)                                                  1,063,397
                                                                   -----------

FOREIGN GOVERNMENT BONDS - 0.3%
United Mexican States,
  11.500%, 05/15/2026(1)<F46>                           50,000          63,825
                                                                   -----------
TOTAL FOREIGN GOVERNMENT BONDS
  (COST $59,753)                                                        63,825
                                                                   -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.5%
FHLMC, 5.625%, 03/15/2011                              100,000          99,291
FNMA, 5.500%, 02/15/2006                                10,000          10,310
FNMA, 6.000%, 05/15/2011                                 3,000           3,054
                                                                   -----------
TOTAL U.S. GOVERNMENT AGENCY
  OBLIGATIONS (COST $111,111)                                          112,655
                                                                   -----------

U.S. TREASURY SECURITIES - 5.4%

U.S. TREASURY BONDS - 4.7%
United States Treasury Bond,
  6.750%, 08/15/2026                                   100,000         112,930
United States Treasury Bond,
  5.250%, 11/15/2028                                   200,000         187,391
United States Treasury Bond,
  6.125%, 08/15/2029                                    60,000          63,698
United States Treasury Bond,
  6.250%, 05/15/2030                                    85,000          92,102
United States Treasury Inflation
  Index Bond, 3.625%, 04/15/2028                        55,036          56,153
United States Treasury Inflation Index
  Bond, 3.875%, 04/15/2029                             519,816         554,335
                                                                   -----------
                                                                     1,066,609
                                                                   -----------

U.S. TREASURY NOTES - 0.4%
United States Treasury Note,
  5.750%, 11/15/2005                                    70,000          73,973
United States Treasury Note,
  5.750%, 08/15/2010                                    10,000          10,501
United States Treasury Note,
  5.000%, 08/15/2011                                    20,000          19,956

                                                                   -----------
                                                                       104,430
                                                                   -----------

U.S. TREASURY STRIPS - 0.3%
United States Treasury Strips,
  0.000%, 05/15/2017                                    10,000           4,000
United States Treasury Strips,
  0.000%, 11/15/2021                                   140,000          42,994
United States Treasury Strips,
  0.000%, 11/15/2024                                    30,000           7,761
United States Treasury Strips,
  0.000%, 11/15/2027                                    30,000           6,665
                                                                   -----------
                                                                        61,420
                                                                   -----------
TOTAL U.S. TREASURY SECURITIES
  (COST $1,246,140)                                                  1,232,459
                                                                   -----------

ASSET BACKED SECURITIES - 2.8%
Americredit Automobile Receivables
  Trust, 2000-D A2, 6.690%, 05/12/2004                  88,601          90,099
Chevy Chase Home Loan Trust,
  1996-1 A, 7.150%, 05/15/2015(3)<F48>                  42,693          44,293
Countrywide Asset-Backed Certificates,
  2000-4 AF1, 7.320%, 09/25/2015                        22,152          22,353
Green Tree Financial Corporation,
  1999-3 A5, 6.160%, 02/01/2031                        170,000         175,404
Green Tree Home Improvement
  Loan Trust, 1996-D HEM2,
  8.300%, 09/15/2027                                   100,000         102,414
Peco Energy Transition Trust,
  2001-A A1, 6.520%, 12/31/2010                        100,000         104,028
UCFC Home Equity Loan,
  1998-D AF2, 5.905%, 02/15/2021                         9,972          10,026
UCFC Home Equity Loan, 1998-C A7,
  5.935%, 01/15/2030                                    96,847          98,393
                                                                   -----------
TOTAL ASSET BACKED SECURITIES
  (COST $612,074)                                                      647,010
                                                                   -----------

LOAN POOLS - U.S AGENCY - 0.1%
Sally Mae Student Loan Trust, Series
  1998-2 A1, 3.693%, 04/25/2007(4)<F49>                 10,748          10,774
                                                                   -----------
TOTAL LOAN POOLS (COST $10,689)                                         10,774
                                                                   -----------

MORTGAGE BACKED SECURITIES - PRIVATE - 0.7%
Asset Securitization Corporation,
  1996-D2 A1, 6.920%, 02/14/2029                        86,450          91,006
Nomura Asset Securities Corporation,
  1996-MD5 A1B, 7.120%, 04/13/2039                      70,000          74,348
                                                                   -----------
TOTAL MORTGAGE BACKED SECURITIES -
  PRIVATE (COST $159,437)                                              165,354
                                                                   -----------

MORTGAGE BACKED
  SECURITIES - U.S. AGENCY - 12.9%
FHLMC, Pool 26727,
  6.500%, 01/01/2032(3)<F48>                           100,000         100,188
FNMA, Pool 544449,
  6.500%, 08/01/2030                                   152,059         152,532
FNMA, Pool 564009,
  6.500%, 12/01/2030                                    76,739          76,978
FNMA, Pool 572960,
  6.000%, 05/01/2031                                   126,654         124,058
FNMA, Pool 585236,
  6.000%, 05/01/2031                                   466,754         457,185
FNMA, Pool 32767,
  6.500%, 01/01/2032(3)<F48>                           100,000         100,094
FNMA, Pool 32767,
  7.500%, 01/01/2032(3)<F48>                           200,000         206,188
GNMA, Pool 7475,
  6.000%, 01/01/2032(3)<F48>                           200,000         196,438
GNMA, Pool 21537,
  6.500%, 01/01/2032(3)<F48>                           800,000         803,500
GNMA, Pool 32767,
  8.000%, 01/01/2032(3)<F48>                           700,000         731,500
                                                                   -----------
TOTAL MORTGAGE BACKED SECURITIES -
  U.S. AGENCY (COST $2,925,304)                                      2,948,661
                                                                   -----------

SHORT-TERM INVESTMENTS - 14.6%

U.S. GOVERNMENT OBLIGATIONS - 14.6%
Federal Agriculture Mortgage
  Corporation Discount Note,
  1.318%, 01/02/2002                                 3,016,000       3,015,891
FNMA Discount Note,
  3.430%, 02/21/2002                                   300,000         298,542
                                                                   -----------
TOTAL SHORT-TERM INVESTMENTS
  (COST $3,314,433)                                                  3,314,433
                                                                   -----------
TOTAL INVESTMENTS
  (COST $24,112,811) - 109.0%                                       24,819,562
                                                                   -----------
Liabilities Less Other Assets - (9.0%)                              (2,044,986)
                                                                   -----------
TOTAL NET ASSETS - 100.0%                                          $22,774,576
                                                                   -----------
                                                                   -----------

  *<F45>   Non-income Producing Security.
     ADR   American Depository Receipt.
     NYS   New York Shares.
(1)<F46>   Foreign security.
(2)<F47>   Restricted security.
(3)<F48>   Fair valued security.
(4)<F49> Variable rate security. The rate shown is the rate in effect on December 31, 2001.

                     See Notes to the Financial Statements.

CCM ADVISORS DIVERSIFIED EQUITY MASTER PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2001 (Unaudited)

                                                         SHARES        VALUE
                                                         ------        -----
COMMON STOCKS - 94.7%

AEROSPACE & DEFENSE - 2.1%
The Boeing Company                                        1,800    $    69,804
General Dynamics Corporation                                900         71,676
Raytheon Company                                         56,400      1,831,308
                                                                   -----------
                                                                     1,972,788
                                                                   -----------

AEROSPACE EQUIPMENT - 0.1%
Goodrich Corporation                                      3,600         95,832
                                                                   -----------

AIR TRANSPORTATION - 0.3%
Delta Air Lines, Inc.                                     9,100        266,266
                                                                   -----------

AUTOMOBILES - 0.4%
General Motors Corporation                                7,100        345,060
                                                                   -----------

BANKING - 8.1%
AmSouth Bancorporation                                   10,200        192,780
Bank of America Corporation                              30,000      1,888,500
Charter One Financial, Inc.                               7,005        190,186
Comerica Incorporated                                     2,000        114,600
FleetBoston Financial Corporation                        39,700      1,449,050
KeyCorp                                                   6,600        160,644
National City Corporation                                14,900        435,676
Regions Financial Corporation                             6,500        194,610
SouthTrust Corporation                                    8,100        199,827
SunTrust Banks, Inc.                                      6,100        382,470
U.S. Bancorp                                             67,500      1,412,775
Wachovia Corporation                                     15,400        482,944
Washington Mutual, Inc.                                  10,650        348,255
                                                                   -----------
                                                                     7,452,317
                                                                   -----------

BIOTECHNOLOGY - 0.1%
Biogen, Inc.*<F50>                                        2,200        126,170
                                                                   -----------

BUSINESS MACHINES & SOFTWARE - 1.9%
International Business
  Machines Corporation                                   10,500      1,270,080
Pitney Bowes Inc.                                         6,100        229,421
Sun Microsystems, Inc.*<F50>                             17,500        215,250
                                                                   -----------
                                                                     1,714,751
                                                                   -----------

BUSINESS SERVICES - 2.9%
Deluxe Corporation                                        6,400        266,112
Equifax Inc.                                              5,100        123,165
First Data Corporation                                    6,100        478,545
Synopsys, Inc.*<F50>                                     30,800      1,819,356
                                                                   -----------
                                                                     2,687,178
                                                                   -----------

CHEMICALS - 0.3%
Ashland Inc.                                              4,700        216,576
Sigma-Aldrich Corporation                                 1,000         39,410
                                                                   -----------
                                                                       255,986
                                                                   -----------

COMMUNICATION & MEDIA - 2.9%
AOL Time Warner Inc.*<F50>                                9,850        316,185
Comcast Corporation - Class A*<F50>                      16,100        579,600
Gannett Co., Inc.                                        10,800        726,084
General Motors Corporation - Class H*<F50>               68,200      1,053,690
                                                                   -----------
                                                                     2,675,559
                                                                   -----------

COMPUTER SERVICES - 3.4%
Electronic Data Systems Corporation                      23,100      1,583,505
NCR Corporation*<F50>                                     3,800        140,068
Unisys Corporation*<F50>                                110,400      1,384,416
                                                                   -----------
                                                                     3,107,989
                                                                   -----------

COMPUTERS - 0.8%
Dell Computer Corporation*<F50>                          16,600        451,188
Hewlett-Packard Company                                  15,300        314,262
                                                                   -----------
                                                                       765,450
                                                                   -----------

CONSUMER PRODUCTS - 0.1%
The Clorox Company                                        2,400         94,920
                                                                   -----------

COSMETICS & SOAP - 0.5%
Alberto-Culver Company - Class B                          1,300         58,162
Avon Products, Inc.                                       1,100         51,150
The Procter & Gamble Company                              4,200        332,346
                                                                   -----------
                                                                       441,658
                                                                   -----------

DRUGS - 12.3%
Abbott Laboratories                                      26,900      1,499,675
Alpharma Inc. - Class A                                  23,000        608,350
Bristol-Myers Squibb Company                             16,400        836,400
Elan Corporation plc - ADR*<F50>(1)<F51>                 11,500        518,190
Eli Lilly and Company                                     9,000        706,860
Johnson & Johnson                                        20,310      1,200,321
Merck & Co., Inc.                                         9,000        529,200
Pfizer Inc.                                              36,975      1,473,454
Pharmacia Corporation                                       900         38,385
Roche Holding AG - ADR(1)<F51>                           15,500      1,106,275
Schering-Plough Corporation                              54,800      1,962,388
Watson Pharmaceuticals, Inc.*<F50>                       29,880        937,933
                                                                   -----------
                                                                    11,417,431
                                                                   -----------

ELECTRICAL EQUIPMENT - 0.0%
Solectron Corporation*<F50>                                 600          6,768
                                                                   -----------

ELECTRONICS - 0.8%
Motorola, Inc.                                           49,800        747,996
                                                                   -----------

ENERGY - 1.3%
Entergy Corporation                                       5,500        215,105
FirstEnergy Corp.                                         6,600        230,868
Sempra Energy                                             7,800        191,490
The Southern Company                                     12,000        304,200
TXU Corp.                                                 4,900        231,035
                                                                   -----------
                                                                     1,172,698
                                                                   -----------

ENTERTAINMENT & LEISURE - 0.2%
Brunswick Corporation                                     9,100        198,016
NIKE, Inc. - Class B                                        100          5,624
                                                                   -----------
                                                                       203,640
                                                                   -----------

FINANCIAL - INVESTMENT BANKING
  CORPORATIONS - 0.7%
The Bear Stearns Companies Inc.                           3,400        199,376
Lehman Brothers Holdings Inc.                             4,700        313,960
Morgan Stanley Dean Witter & Co.                          2,300        128,662
                                                                   -----------
                                                                       641,998
                                                                   -----------

FINANCIAL SERVICES - 6.2%
Ambac Financial Group, Inc.                               3,200        185,152
Citigroup Inc.                                           16,666        841,300
Countrywide Credit Industries, Inc.                         800         32,776
Fannie Mae                                                9,100        723,450
Freddie Mac                                               9,100        595,140
ING Groep N.V. - ADR(1)<F51>                             56,100      1,427,745
John Hancock Financial Services, Inc.                     6,300        260,190
MBIA Inc.                                                27,650      1,482,869
Prudential Financial, Inc.*<F50>                          6,500        215,735
                                                                   -----------
                                                                     5,764,357
                                                                   -----------

FOOD & BEVERAGE - 4.5%
Archer-Daniels-Midland Company                           15,200        218,120
Campbell Soup Company                                     8,100        241,947
The Coca-Cola Company                                     4,300        202,745
ConAgra Foods, Inc.                                      11,300        268,601
Diageo plc - ADR(1)<F51>                                 22,300      1,031,821
General Mills, Inc.                                       1,800         93,618
Kellogg Company                                           8,500        255,850
The Pepsi Bottling Group, Inc.                              500         11,750
Sara Lee Corporation                                     76,100      1,691,703
Unilever NV - NYS(1)<F51>                                 2,200        126,742
                                                                   -----------
                                                                     4,142,897
                                                                   -----------

GOLD & PRECIOUS METAL - 0.2%
Freeport-McMoRan
  Copper & Gold, Inc.*<F50>                              15,900        212,901
                                                                   -----------

INSURANCE - 7.8%
Aetna Inc.                                               45,600      1,504,344
Allianz AG - ADR(1)<F51>                                 63,700      1,503,320
The Allstate Corporation                                 42,400      1,428,880
American International Group, Inc.                        6,494        515,624
Jefferson-Pilot Corporation                               1,900         87,913
MGIC Investment Corporation                               3,500        216,020
The Progressive Corporation                               1,500        223,950
SAFECO Corporation                                       43,300      1,348,795
Torchmark Corporation                                     4,600        180,918
UnumProvident Corporation                                 7,400        196,174
                                                                   -----------
                                                                     7,205,938
                                                                   -----------

INTERNET - 0.0%
Yahoo! Inc.*<F50>                                         2,400         42,576
                                                                   -----------

MACHINERY - INDUSTRIAL - 0.7%
Air Products and Chemicals, Inc.                          4,700        220,477
Caterpillar Inc.                                          8,300        433,675
                                                                   -----------
                                                                       654,152
                                                                   -----------

MANUFACTURING - DIVERSIFIED - 0.6%
Cooper Industries, Inc.                                   5,700        199,044
Danaher Corporation                                       1,500         90,465
Eaton Corporation                                         3,300        245,553
                                                                   -----------
                                                                       535,062
                                                                   -----------

MEDICAL INSTRUMENTS - 2.7%
Boston Scientific Corporation*<F50>                      25,800        622,296
Cardinal Health, Inc.                                     6,600        426,756
Guidant Corporation*<F50>                                29,300      1,459,140
Stryker Corporation                                         600         35,022
                                                                   -----------
                                                                     2,543,214
                                                                   -----------

METAL PROCESSING - 0.2%
Worthington Industries, Inc.                             12,500        177,500
                                                                   -----------

MULTI-INDUSTRY - 1.9%
Cendant Corporation*<F50>                                20,600        403,966
General Electric Company                                 33,800      1,354,704
                                                                   -----------
                                                                     1,758,670
                                                                   -----------

NETWORKING - 0.7%
Cisco Systems, Inc.*<F50>                                36,800        666,448
Lucent Technologies Inc.*<F50>                            1,300          8,177
                                                                   -----------
                                                                       674,625
                                                                   -----------

OIL & GAS - DOMESTIC - 2.3%
Amerada Hess Corporation                                  3,300        206,250
Apache Corporation                                        1,100         54,868
Conoco Inc.                                              48,600      1,375,380
Kerr-McGee Corporation                                    3,300        180,840
Phillips Petroleum Company                                5,300        319,378
                                                                   -----------
                                                                     2,136,716
                                                                   -----------

OIL & GAS - INTERNATIONAL - 1.3%
Exxon Mobil Corporation                                  20,352        799,834
Occidental Petroleum Corporation                          8,800        233,464
Royal Dutch Petroleum
  Company - NYS(1)<F51>                                   2,600        127,452
                                                                   -----------
                                                                     1,160,750
                                                                   -----------

OIL & GAS - SERVICES - 4.1%
Baker Hughes Incorporated                                 6,700        244,349
ENSCO International Incorporated                         29,800        740,530
Noble Drilling Corporation*<F50>                         21,100        718,244
Schlumberger Limited                                     25,600      1,406,720
Sunoco, Inc.                                              4,800        179,232
Transocean Sedco Forex Inc.                              15,000        507,300
                                                                   -----------
                                                                     3,796,375
                                                                   -----------

PACKAGING - 0.5%
Bemis Company, Inc.                                       3,500        172,130
Pactiv Corporation*<F50>                                 11,800        209,450
Sealed Air Corporation*<F50>                              2,500        102,050
                                                                   -----------
                                                                       483,630
                                                                   -----------

PAPER & FOREST - 0.2%
Weyerhaeuser Company                                      1,400         75,712
Willamette Industries, Inc.                               2,500        130,300
                                                                   -----------
                                                                       206,012
                                                                   -----------

PRINTING & PUBLISHING - 0.2%
R. R. Donnelley & Sons Company                            6,700        198,923
                                                                   -----------

RAILROADS - 0.1%
Burlington Northern
  Santa Fe Corporation                                    1,600         45,648
                                                                   -----------

RETAIL - 8.1%
Albertson's, Inc.                                         8,500        267,665
AutoZone, Inc.*<F50>                                      2,700        193,860
Best Buy Co., Inc.*<F50>                                  3,800        283,024
Circuit City Stores-Circuit City Group                    8,800        228,360
CVS Corporation                                          41,900      1,240,240
Dillard's, Inc.                                          12,200        195,200
The Home Depot, Inc.                                      4,200        214,242
J. C. Penney Company, Inc.                                7,900        212,510
The Limited, Inc.                                        84,000      1,236,480
Lowe's Companies, Inc.                                    5,500        255,255
The May Department Stores Company                         5,700        210,786
Nordstrom, Inc.                                          51,100      1,033,753
Office Depot, Inc.*<F50>                                 11,200        207,648
Sears, Roebuck and Co.                                    8,700        414,468
SUPERVALU INC.                                            8,700        192,444
The TJX Companies, Inc.                                   7,500        298,950
Wal-Mart Stores, Inc.                                    13,300        765,415
                                                                   -----------
                                                                     7,450,300
                                                                   -----------

SEMICONDUCTOR COMPONENTS
  & EQUIPMENT - 1.0%
Analog Devices, Inc.*<F50>                                3,400        150,926
Applied Materials, Inc.*<F50>                            11,400        457,140
Broadcom Corporation*<F50>                                1,100         44,957
Maxim Integrated Products, Inc.*<F50>                     4,100        215,291
Novellus Systems, Inc.*<F50>                              2,500         98,625
                                                                   -----------
                                                                       966,939
                                                                   -----------

SEMICONDUCTORS - 1.6%
Advanced Micro Devices, Inc.*<F50>                       10,800        171,288
Intel Corporation                                        35,100      1,103,895
Texas Instruments Incorporated                            7,200        201,600
                                                                   -----------
                                                                     1,476,783
                                                                   -----------

SOFTWARE - 5.1%
Autodesk, Inc.                                              200          7,454
BMC Software, Inc.*<F50>                                117,000      1,915,290
Computer Associates International, Inc.                   5,200        179,348
Microsoft Corporation*<F50>                              21,800      1,444,250
Oracle Corporation*<F50>                                 21,100        291,391
Parametric Technology Corporation*<F50>                 114,400        893,464
                                                                   -----------
                                                                     4,731,197
                                                                   -----------

TELECOMMUNICATIONS - 4.5%
ALLTEL Corporation                                        7,700        475,321
AT&T Corp.                                               33,400        605,876
AT&T Wireless Services Inc.*<F50>                        86,900      1,248,753
BellSouth Corporation                                    15,600        595,140
CenturyTel, Inc.                                          4,500        147,600
SBC Communications Inc.                                   7,227        283,081
Sprint Corporation                                       14,500        291,160
Verizon Communications Inc.                               8,632        409,675
WorldCom, Inc. - WorldCom Group*<F50>                    10,600        149,248
                                                                   -----------
                                                                     4,205,854
                                                                   -----------

TELECOMMUNICATIONS EQUIPMENT - 0.2%
Andrew Corporation*<F50>                                  1,200         26,268
Comverse Technology, Inc.*<F50>                           2,100         46,977
Scientific-Atlanta, Inc.                                  5,000        119,700
Tellabs, Inc.*<F50>                                         700         10,472
                                                                   -----------
                                                                       203,417
                                                                   -----------

TRAVEL & RECREATION - 0.4%
Carnival Corporation                                     12,300        345,384
                                                                   -----------

TRUCKING - 0.2%
Ryder System, Inc.                                        9,400        208,210
                                                                   -----------

WASTE DISPOSAL - 0.2%
Waste Management, Inc.                                    4,600        146,786
                                                                   -----------

TOTAL COMMON STOCKS
  (COST $83,856,105)                                                87,667,271
                                                                   -----------

                                                      PRINCIPAL
                                                       AMOUNT
                                                      ---------
SHORT-TERM INVESTMENTS - 5.3%

U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.3%
Federal Agriculture Mortgage
  Corporation Discount Note,
  1.318%, 01/02/2002                                 $4,895,000      4,894,823
                                                                   -----------
TOTAL SHORT TERM INVESTMENTS
  (COST $4,894,823)                                                  4,894,823
                                                                   -----------
TOTAL INVESTMENTS
  (COST $88,750,928) - 100.0%                                       92,562,094
                                                                   -----------
Liabilities Less Other Assets - (0.0%)                                 (34,707)
                                                                   -----------
TOTAL NET ASSETS - 100.0%                                          $92,527,387
                                                                   -----------
                                                                   -----------

  *<F50>   Non-income Producing Security.
     ADR   American Depository Receipt.
     NYS   New York Shares.
(1)<F51>   Foreign security.

                     See Notes to the Financial Statements.

CCM ADVISORS FUNDS - MASTER INVESTMENT PORTFOLIOS
STATEMENT OF ASSETS & LIABILITIES
December 31, 2001 (Unaudited)

                                                      LIMITED MATURITY      FULL MATURITY                            DIVERSIFIED
                                                        FIXED INCOME        FIXED INCOME          BALANCED             EQUITY
                                                      MASTER PORTFOLIO    MASTER PORTFOLIO    MASTER PORTFOLIO    MASTER PORTFOLIO
                                                      ----------------    ----------------    ----------------    ----------------
ASSETS:
   Investments, at value*<F52>                           $68,653,939         $41,826,265         $24,819,562         $92,562,094
   Cash                                                       33,748              38,322              41,867                  --
   Dividends receivable                                           --                  --              21,946             112,150
   Interest receivable                                       733,972             364,299              55,850                  --
   Receivable for futures contracts                               --               7,219               2,703                  --
   Receivable for investments sold                                --                  --              40,421             654,374
                                                         -----------         -----------         -----------         -----------
        Total assets                                      69,421,659          42,236,105          24,982,349          93,328,618
                                                         -----------         -----------         -----------         -----------

LIABILITIES:
   Payable to Advisor                                         29,579              15,487              14,469              57,488
   Payable to Custodian                                           --                  --                  --             531,025
   Payable for investments purchased                              --           6,444,786           2,174,851             189,992
   Accrued expenses and other liabilities                     20,882              21,563              18,453              22,726
                                                         -----------         -----------         -----------         -----------
        Total liabilities                                     50,461           6,481,836           2,207,773             801,231
                                                         -----------         -----------         -----------         -----------

        Net assets                                       $69,371,198         $35,754,269         $22,774,576         $92,527,387
                                                         -----------         -----------         -----------         -----------
                                                         -----------         -----------         -----------         -----------

*<F52>  Cost of investments                              $67,663,083         $41,122,383         $24,112,811         $88,750,928
                                                         -----------         -----------         -----------         -----------
                                                         -----------         -----------         -----------         -----------

                     See Notes to the Financial Statements.

CCM ADVISORS FUNDS - MASTER INVESTMENT PORTFOLIOS
STATEMENT OF OPERATIONS
For the Period November 1, 2001(1)<F54> through December 31, 2001 (Unaudited)

                                                      LIMITED MATURITY      FULL MATURITY                            DIVERSIFIED
                                                        FIXED INCOME        FIXED INCOME          BALANCED             EQUITY
                                                      MASTER PORTFOLIO    MASTER PORTFOLIO    MASTER PORTFOLIO    MASTER PORTFOLIO
                                                      ----------------    ----------------    ----------------    ----------------
INVESTMENT INCOME
   Dividends*<F53>                                       $      --          $        --          $   38,273          $  226,999
   Interest                                                538,005              340,689              56,452              14,603
                                                         ---------          -----------          ----------          ----------
        Total Investment Income                            538,005              340,689              94,725             241,602
                                                         ---------          -----------          ----------          ----------

EXPENSES
Investment advisory fees                                    58,952               31,249              28,284             110,473
Administration fees                                          6,485                3,437               2,501               8,101
Audit fees                                                   2,928                2,928               2,928               2,928
Custodian fees and expenses                                  1,708                4,636               5,673               5,734
Directors' fees and expenses                                   732                  732                 732                 732
Fund accounting fees                                         9,272               10,858               8,418               6,954
Legal fees                                                   1,703                1,703               1,703               1,703
                                                         ---------          -----------          ----------          ----------
   Net Expenses                                             81,780               55,543              50,239             136,625
                                                         ---------          -----------          ----------          ----------
NET INVESTMENT INCOME                                      456,225              285,146              44,486             104,977
                                                         ---------          -----------          ----------          ----------

CCM ADVISORS FUNDS - MASTER
  INVESTMENT PORTFOLIOS
Realized gain (loss) on:
   Investments sold                                         69,339              (28,287)           (162,635)           (879,892)
   Option contracts expired or closed                           --               34,331                (801)                 --
   Futures contracts closed                                     --               (2,974)            (19,389)                 --
                                                         ---------          -----------          ----------          ----------
   Net realized gain (loss)                                 69,339                3,070            (182,825)           (879,892)
Change in unrealized appreciation (depreciation) on:
   Investments                                            (687,507)          (1,055,216)          1,251,720           7,835,713
   Written options                                              --              118,246               8,468                  --
   Futures contracts                                            --             (210,471)            (11,863)                 --
                                                         ---------          -----------          ----------          ----------
   Net unrealized gain (loss)                             (687,507)          (1,147,441)          1,248,325           7,835,713
                                                         ---------          -----------          ----------          ----------
NET GAIN (LOSS) ON INVESTMENTS                            (618,168)          (1,144,371)          1,065,500           6,955,821
                                                         _________           __________           _________           _________
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                              $(161,943)           $(859,225)         $1,109,986          $7,060,798
                                                         ---------          -----------          ----------          ----------
                                                         ---------          -----------          ----------          ----------
*<F53>  Net of Foreign Taxes Withheld of:                $      --          $        --          $      102          $      887
                                                         ---------          -----------          ----------          ----------
                                                         ---------          -----------          ----------          ----------

(1)<F54>  Commencement of Operations.

                     See Notes to the Financial Statements.

CCM ADVISORS FUNDS - MASTER INVESTMENT PORTFOLIOS
STATEMENT OF CHANGES IN NET ASSETS
For the Period November 1, 2001(1)<F55> through December 31, 2001 (Unaudited)

                                                      LIMITED MATURITY      FULL MATURITY                            DIVERSIFIED
                                                        FIXED INCOME        FIXED INCOME          BALANCED             EQUITY
                                                      MASTER PORTFOLIO    MASTER PORTFOLIO    MASTER PORTFOLIO    MASTER PORTFOLIO
                                                      ----------------    ----------------    ----------------    ----------------
OPERATIONS:
   Net investment income                                 $   456,225         $   285,146         $    44,486         $   104,977
   Net realized gain (loss) on:
        Investments sold                                      69,339             (28,287)           (162,635)           (879,892)
        Option contracts expired or closed                        --              34,331                (801)                 --
        Futures contracts closed                                  --              (2,974)            (19,389)                 --
   Net change in unrealized
     appreciation (depreciation) on:
        Investments                                         (687,507)         (1,055,216)          1,251,720           7,835,713
        Written options                                           --             118,246               8,468                  --
        Futures contracts                                         --            (210,471)            (11,863)                 --
                                                         -----------         -----------         -----------         -----------
             Net increase (decrease) in net assets
               resulting from operations                    (161,943)           (859,225)          1,109,986           7,060,798
                                                         -----------         -----------         -----------         -----------

NET INCREASE IN NET ASSETS RESULTING FROM
  BENEFICIAL INTEREST TRANSACTIONS:
   Proceeds from contributions                            74,878,829          39,077,668          21,939,055          86,995,928
   Fair value of withdrawals                              (5,345,688)         (2,464,174)           (274,465)         (1,529,339)
                                                         -----------         -----------         -----------         -----------
        Net increase in net assets resulting
          from beneficial interest transactions           69,533,141          36,613,494          21,664,590          85,466,589
                                                         -----------         -----------         -----------         -----------
Total increase in net assets                              69,371,198          35,754,269          22,774,576          92,527,387

NET ASSETS:
   Beginning of period                                            --                  --                  --                  --
                                                         -----------         -----------         -----------         -----------
   End of period                                         $69,371,198         $35,754,269         $22,774,576         $92,527,387
                                                         -----------         -----------         -----------         -----------
                                                         -----------         -----------         -----------         -----------

(1)<F55>  Commencement of Operations.

                     See Notes to the Financial Statements.

CCM ADVISORS FUNDS - MASTER INVESTMENT PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
December 31, 2001 (Unaudited)

1.  ORGANIZATION

The CCM Advisors Funds (the "Trust") was organized as a Delaware Business Trust on December 27, 2000 and is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company issuing its beneficial interests in series, each series representing a distinct portfolio with its own investment objectives and policies. The series currently authorized are The Limited Maturity Fixed Income Master Portfolio ("Limited Maturity Portfolio"), The Full Maturity Fixed Income Master Portfolio ("Full Maturity Portfolio"), The Balanced Master Portfolio ("Balanced Portfolio"), The Diversified Equity Master Portfolio ("Diversified Portfolio"), The U.S. Equity Growth Master Portfolio ("U.S. Equity Portfolio"), The International Core Equity Master Portfolio ("International Portfolio"), and The U.S. Government Money Market Master Portfolio ("U.S. Government Money Market Portfolio") (the "Master Portfolios"). As of December 31, 2001, the U.S. Equity Portfolio, the International Portfolio, and the U.S. Government Money Market Portfolio had not commenced operations. Pursuant to the 1940 Act, the Master Portfolios are "non-diversified" series of the Trust. The Limited Maturity Portfolio, Full Maturity Portfolio, Balanced Portfolio, and Diversified Portfolio commenced operations on November 1, 2001.

Each Master Portfolio is a Master Investment Portfolio in a master-feeder fund structure. Each Master Portfolio has multiple feeder funds invested in the Master Portfolio. By contributing assets to the Master Portfolio, the feeder funds receive a beneficial interest in the Master Portfolio. The Master Portfolio then invests the contributed assets in portfolio securities and allocates income, gains (losses) and expenses to the feeder funds based on the funds' proportionate interest in the Master Portfolio.

The investment objectives of the Master Portfolios are set forth below.

LIMITED MATURITY PORTFOLIO
Seeks a high level of current income, consistent with preservation of capital and liquidity. Invests primarily in high quality fixed income securities and maintains an average dollar-weighted portfolio maturity of five years or less.

FULL MATURITY PORTFOLIO
Seeks over the long term the highest level of income consistent with preservation of capital. Invests primarily in high quality fixed income securities. There is no restriction on the maximum maturity of the securities purchased. The average dollar-weighted maturity will vary and may exceed 20 years.

BALANCED PORTFOLIO
Seeks  a  combination  of  growth  of  capital  and  income.    Invests  varying
proportions of its assets in equity and fixed income securities, with not less than 25 percent of total assets invested in fixed income securities.

DIVERSIFIED PORTFOLIO
Seeks long-term  capital growth.   Invests  primarily in  equity securities  and
securities having equity characteristics.

2.  SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATIONS
Master Portfolio securities (other than Government) that are listed on a U.S. securities exchange (whether domestic or foreign) or the Nasdaq Stock Market for which market quotations are readily available are valued at the last quoted sale price as of 4:00 p.m. Eastern time on the day the valuation is made. Purchased options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent bid price. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities convertible into equity securities are valued at the greater of latest bid valuation or net conversion value. Short-term securities, or securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios.

ACCOUNTING FOR FUTURES
The Master Portfolios may enter into long or short positions in futures contracts in order to hedge against the effect of changing values on portfolio securities held. When a Master Portfolio enters into a futures contract, it is required to deposit, into a segregated account at its custodian bank, U.S. Government securities as a guarantee that it will meet the futures commitment. Each day the Master Portfolio receives or pays cash, called "variation margin," equal to the daily change in the market value of the futures contracts. Such receipts and payments are recorded as unrealized gains or losses until the futures contracts expire or are closed out. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Master Portfolio seeks to close out a contract and changes in the value of the futures contract may not correlate with changes in the value of the portfolio securities being hedged.

ACCOUNTING FOR OPTIONS
The Master Portfolios may purchase and write (sell) put and call options on U.S. securities, stock indices, and futures contracts that are traded on U.S. securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Master Portfolio pays a premium whether or not the option is exercised. Additionally, the Master Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Master Portfolio writes an option, the premium received by the Master Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options, which expire unexercised, are recorded by the Master Portfolio on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Master Portfolio has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Master Portfolio. In writing an option, the Master Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Master Portfolio could result in the Master Portfolio selling or buying a security or currency at a price different from the current market value.

REPURCHASE AGREEMENTS
The Master Portfolios may enter into repurchase agreements with respect to any of the types of securities in which they are authorized to invest without regard to the maturity of the underlying security. Repurchase agreements will be affected only with banks, savings institutions and broker-dealers. They involve the purchase by a Master Portfolio of a debt security with the condition that, after a stated period of time, the original seller will buy back the same security at a predetermined price or yield. Repurchase agreements are used to enhance liquidity and to earn income for periods as short as overnight. To minimize risk, the securities underlying each repurchase agreement will be maintained with the Master Portfolio's custodian, or a sub-custodian, in an amount at least equal in value to the repurchase price under the agreement (including accrued interest thereunder), and such agreements will only be affected with parties that meet certain creditworthiness standards. However, in the event the other party to the repurchase agreement fails to repurchase the securities subject to such agreement, a Master Portfolio could suffer a loss to the extent it is precluded from selling the securities or, if due to delays, proceeds from the same are less than the repurchase price.

WHEN-ISSUED SECURITIES
The Master Portfolios may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Master Portfolios maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

EXPENSE ALLOCATION
Common expenses incurred by the Master Portfolios are allocated among the Master Portfolios (i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Master Portfolios, depending on the nature of the expenditure. All expenses incurred by the Master Portfolios are allocated to the Feeder Funds daily based on their proportionate interest in the Master Portfolio.

FEDERAL INCOME TAXES
Each Master Portfolio intends to qualify as a partnership for federal income tax purposes. Therefore, the Master Portfolios believe they will not be subject to any federal income tax on their income and net realized capital gains (if any). However, each investor in the Master Portfolios will report its allocable share of the Master Portfolio's income and capital gains for purposes of determining its federal income tax liability.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

OTHER INFORMATION
Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Securities transactions are recorded on the trade date.

In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Master Portfolios to amortize premiums and discounts on all fixed-income securities. Upon initial adoption, the Master Portfolios will be required to adjust the cost of their fixed-income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Adopting this accounting principle will not affect the Feeder Funds' net asset value, but it will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. The Master Portfolios expect that the impact of the adoption of this principle will not be material to the financial statements.

3.  INVESTMENT ADVISOR

The Trust has an Investment Advisory Agreement (the "Agreement") with CCM Advisors, LLC (the "Advisor"), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios. Under the terms of the Agreement, the Master Portfolios compensate the Adviser for its management services at the annual rate of 0.50% of each Master Portfolio's average daily net assets for the Limited Maturity Portfolio and the Full Maturity Portfolio, and an annual rate of 0.75% of each Master Portfolio's average daily net assets for the Balanced Portfolio and the Diversified Portfolio.

4.  SECURITIES TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments and options, for the period from November 1, 2001 through December 31, 2001 were as follows:

                                  Purchases                    Sales
                           -----------------------    ------------------------
                           U.S. Government   Other    U.S. Government    Other
                           ---------------   -----    ---------------    -----
 Limited Maturity Portfolio         $0    $26,174,178          $0    $17,189,331
 Full Maturity Portfolio      $653,722    $16,646,146     $79,037    $18,111,019
 Balanced Portfolio           $166,761     $7,182,167    $137,533     $7,820,551
 Diversified Portfolio              $0    $14,135,149          $0    $13,293,534

As of December 31, 2001, unrealized appreciation (depreciation) on investment securities for federal income tax purposes was as follows:

                                      Net         Appreciated      Depreciated
                                  Appreciation     Securities      Securities
                                  ------------     ----------      ----------
   Limited Maturity Portfolio        $987,423      $1,112,744       $(125,321)
   Full Maturity Portfolio           $703,821        $947,996       $(244,175)
   Balanced Portfolio                $645,891      $1,889,236     $(1,243,345)
   Diversified Portfolio           $3,143,121      $9,572,214     $(6,429,093)

At December 31, 2001, the cost of investments for federal income tax purposes was $67,666,516, $41,122,444, $24,173,671, and $89,418,973 for The Limited
Maturity Portfolio, The Full Maturity Portfolio, The Balanced Portfolio, and The Diversified Portfolio, respectively. Any differences between book and tax cost basis are due to wash sale losses.

5.  OPTION CONTRACTS WRITTEN

The premium amount and the number of option contracts written for the Master Portfolios for the period November 1, 2001 through December 31, 2001, were as follows:

                                                         Number        Premium
                                                      of Contracts      Amount
                                                      ------------     -------
      Full Maturity Portfolio
      -----------------------
      Options outstanding at October 31, 2001*<F56>        71          $52,489
      Options written                                       0                0
      Options closed                                      (16)          (7,186)
      Options expired                                     (55)         (45,303)
                                                          ---          -------
      Options outstanding at December 31, 2001              0               $0
                                                          ---          -------
                                                          ---          -------

      Balanced Portfolio
      ------------------
      Options outstanding at October 31, 2001*<F56>         3           $1,610
      Options written                                       0                0
      Options closed                                       (1)            (495)
      Options expired                                      (2)          (1,115)
                                                          ---          -------
      Options outstanding at December 31, 2001              0               $0
                                                          ---          -------
                                                          ---          -------

     *<F56> Date that the investments of the Feeder Funds were transferred to the Master Portfolios.

The Limited Maturity and Diversified Portfolios did not write or cover any options during the period November 1, 2001 through December 31, 2001.

6.  FUTURES CONTRACTS

At December 31, 2001, the funds listed below had entered into futures contracts. The net unrealized appreciation (depreciation) is included in the corresponding Feeder Funds' net unrealized appreciation (depreciation) section of their financial statements. The terms of the open contracts are as follows:

FULL MATURITY PORTFOLIO

       Number                 Underlying                      Market Value of                  Unrealized
    of Contracts              Instrument                   Underlying Instrument      Appreciation (Depreciation)
    ------------              ----------                   ---------------------      ---------------------------
          5              5 Year Treasury Note Future               $529,141                       $(728)
                         March, 2002
         18              10 Year Treasury Bond Future            $1,809,000                    $(29,887)
                         March, 2002
        (15)             10 Year Treasury Note Future           $(1,577,109)                     $6,363
                         March, 2002

BALANCED PORTFOLIO

       Number                 Underlying                      Market Value of                  Unrealized
    of Contracts              Instrument                   Underlying Instrument              Appreciation
    ------------              ----------                   ---------------------      ---------------------------
         2               5 Year Treasury Note Future              $211,656                        $514
                         March, 2002
         4               10 Year Treasury Note Future             $420,563                        $855
                         March, 2002
        (1)              10 Year Treasury Bond Future            $(100,500)                       $151
                         March, 2002

7.  SELECTED FINANCIAL HIGHLIGHTS

Financial highlights for the Master Portfolios for the period from November 1, 2001, commencement of operations, to December 31, 2001 were as follows:

                                                              Limited Maturity    Full Maturity      Balanced     Diversified
                                                                 Portfolio          Portfolio       Portfolio      Portfolio
                                                              ----------------    -------------     ---------     -----------
Ratio of expenses to average net assets*<F57>                      0.69%              0.89%           1.33%          0.93%
Ratio of net investment income to average net assets*<F57>         3.87%              4.56%           1.18%          0.71%
Portfolio turnover rate                                           25.91%             47.39%          34.78%         15.94%

*<F57>  Annualized

                           AHA INVESTMENT FUNDS, INC.
                      190 SOUTH LASALLE STREET, SUITE 2800
                            CHICAGO, ILLINOIS  60603
                                 1-800-445-1341

                         INVESTMENT ADVISER
                         CCM Advisors, LLC
                         190 South LaSalle Street, Suite 2800
                         Chicago, Illinois  60603

                         ADMINISTRATOR, TRANSFER AGENT AND
                         DIVIDEND DISBURSEMENT AGENT
                         U.S. Bancorp Fund Services, LLC
                         P.O. Box 701
                         Milwaukee, Wisconsin  53201-0701

                         CUSTODIAN
                         U.S. Bank, N.A.
                         425 Walnut Street
                         6th Floor, M.L. 6118
                         Cincinnati, Ohio  45202

                         LEGAL COUNSEL
                         Bell, Boyd & Lloyd LLC
                         Three First National Plaza
                         70 West Madison Street
                         Chicago, Illinois  60602

                         INDEPENDENT AUDITORS
                         Arthur Andersen LLP
                         33 West Monroe Street
                         Chicago, Illinois  60603

                         DISTRIBUTOR
                         Quasar Distributors, LLC
                         615 East Michigan Street
                         Milwaukee, Wisconsin  53202

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.